UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2021

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not Applicable.

Semiannual Report to Shareholders	May 31, 2021

Invesco SteelPath MLP Alpha Fund
Nasdaq:
A: MLPAX ∎ C: MLPGX ∎ R: SPMGX ∎ Y: MLPOX ∎ R5: SPMHX ∎ R6: OSPAX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/20 to 5/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	38.61%
Class C Shares	38.45
Class R Shares	38.65
Class Y Shares	38.83
Class R5 Shares	39.07
Class R6 Shares	39.06
S&P 500 Index▼	16.95
Alerian MLP Index▼	44.09
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Fund

Average Annual Total Returns
As of 5/31/21, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	0.80%
10 Years	–0.49
5 Years	–2.77
1 Year	32.95
Class C Shares
Inception (8/25/11)	–0.11%
5 Years	–2.37
1 Year	38.47
Class R Shares
10 Years	–0.20%
5 Years	–1.95
1 Year	39.97
Class Y Shares
Inception (3/31/10)	1.56%
10 Years	0.31
5 Years	–1.44
1 Year	40.83
Class R5 Shares
10 Years	0.13%
5 Years	–1.55
1 Year	40.77
Class R6 Shares
Inception (6/28/13)	–2.73%
5 Years	–1.31
1 Year	41.04

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Fund, (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Remediation Plan for Certain Shareholders Impacted by Restatement of NAVs Between December 2014 and March 2020

In 2020, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset value per share (“NAV”) upon which share holders transacted had not been properly accounted for during the period that included days from December 1, 2014 through March 6, 2020 (the “overstatement period”). That determination resulted in the correction of the Fund’s NAV during certain days of the overstatement period.

Invesco has developed a remediation plan that will result in payments by Invesco to shareholders negatively impacted by the overstatement of the NAV during the overstatement period, and Invesco has engaged a third-party firm to assist with its implementation. Invesco currently anticipates that distributions to impacted shareholders will occur sometime in the fourth quarter of 2021.

4                         Invesco SteelPath MLP Alpha Fund

Schedule of Investments

May 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships and Related Entities–101.08%
Diversified–21.94%
Enterprise Products Partners L.P.	3,972,332	$93,786,759
TC Energy Corp.(a)	585,967	29,919,475
Williams Cos., Inc.	1,417,209	37,329,285
		161,035,519

Gathering & Processing–39.50%
Equitrans Midstream Corp.	2,943,252	24,252,394
Hess Midstream L.P., Class A	569,434	14,503,484
MPLX L.P.	3,522,709	100,855,159
Targa Resources Corp.	2,018,025	78,420,451
Western Midstream Partners L.P.	3,599,793	71,923,862
		289,955,350

Natural Gas Pipeline Transportation–13.58%
Energy Transfer L.P.	10,072,483	99,717,585

	Units	Value
Other Energy–3.11%
Sunoco L.P.	99,543	$3,487,987
USA Compression Partners L.P.	519,779	8,020,190
Westlake Chemical Partners L.P.	416,693	11,296,547
		22,804,724

Petroleum Pipeline Transportation–22.95%
Holly Energy Partners L.P.	654,183	13,914,473
Magellan Midstream Partners L.P.	1,385,263	68,279,613
Phillips 66 Partners L.P.	753,914	30,216,873
Plains All American Pipeline L.P.	4,259,026	44,847,544
Plains GP Holdings L.P., Class A	1,029,599	11,232,925
		168,491,428
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $568,013,692)		742,004,606
OTHER ASSETS LESS LIABILITIES–(1.08)%		(7,897,277)
NET ASSETS–100%		$734,107,329

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Fund

Portfolio Composition By Sector

By Sector	% of total net assets
Gathering & Processing	39.50%
Petroleum Pipeline Transportation	22.95
Diversified	21.94
Natural Gas Pipeline Transportation	13.58
Other Energy	3.11
Other Assets Less Liabilities	(1.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

May 31, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $568,013,692)	$742,004,606
Receivable for:
Investments sold	6,572,494
Fund shares sold	592,954
Dividends	18
Investment for trustee deferred compensation and retirement plans	109,451
Prepaid state income tax	29,435
AMT credit carryforward	21,264
Other assets	104,380
Total assets	749,434,602

Liabilities:
Amount due custodian	2,660,581
Payable for:
Fund shares reacquired	414,233
Federal Income Tax Payable	10,710,501
Accrued fees to affiliates	1,028,223
Accrued interest expense	15,027
Accrued other operating expenses	389,257
Trustee deferred compensation and retirement plans	109,451
Total liabilities	15,327,273
Net assets applicable to shares outstanding	$734,107,329

Net assets consist of:
Shares of beneficial interest	$1,802,870,582
Distributable earnings (loss), net of taxes	(1,068,763,253)
$734,107,329

Net Assets:
Class A	$275,990,141
Class C	$154,321,321
Class R	$373,920
Class Y	$288,032,549
Class R5	$6,947
Class R6	$15,382,451

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	57,730,996
Class C	35,994,909
Class R	78,837
Class Y	57,462,922
Class R5	1,445
Class R6	3,042,688
Class A:
Net asset value per share	$4.78
Maximum offering price per share (net asset value of $4.78 ÷ 94.50%)	$5.06
Class C:
Net asset value and offering price per share	$4.29
Class R:
Net asset value and offering price per share	$4.74
Class Y:
Net asset value and offering price per share	$5.01
Class R5:
Net asset value and offering price per share	$4.81
Class R6:
Net asset value and offering price per share	$5.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Fund

Statement of Operations

For the six months ended May 31, 2021

(Unaudited)

Investment income:
Dividends (net of return of capital distributions of $22,136,057)	$2,971,389

Expenses:
Advisory fees	3,595,119
Administrative services fees	141,051
Custodian fees	15,015
Distribution fees:
Class A	291,494
Class C	741,613
Class R	697
Transfer agent fees — A, C, R and Y	562,062
Transfer agent fees — R5	4
Transfer agent fees — R6	6,086
Federal income tax expense	10,710,501
State income tax expense	379,802
Interest, facilities and maintenance fees	112,813
Reports to shareholders	64,970
Professional services fees	64,539
Registration and filing fees	34,751
Trustees’ and officers’ fees and benefits	11,417
Other	9,232
Total expenses, before fee waivers and/or expense reimbursements and deferred taxes	16,741,166
Less: Fee waivers and/or expense reimbursements	(422,922)
Net expenses, before deferred taxes	16,318,244
Net investment income (loss), before deferred taxes	(13,346,855)
Net deferred tax expense	—
Net investment income (loss), net of deferred taxes	(13,346,855)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $1,469,499)	2,525,756
Net deferred tax (expense) benefit	—
Net realized gain, net of deferred taxes	2,525,756
Change in net unrealized appreciation on:
Investment securities	219,437,896
Net deferred tax (expense) benefit	5,659,159
Net change in net unrealized appreciation of investment securities, net of deferred taxes	225,097,055
Net realized and unrealized gain, net of deferred taxes	227,622,811
Net increase in net assets resulting from operations	$214,275,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2021 and the year ended November 30, 2020

(Unaudited)

	May 31, 2021	November 30, 2020
Operations:
Net investment income (loss), net of deferred taxes	$(13,346,855)	$(11,133,088)
Net realized gain (loss), net of deferred taxes	2,525,756	(405,057,516)
Change in net unrealized appreciation, net of deferred taxes	225,097,055	189,465,273
Net increase (decrease) in net assets resulting from operations	214,275,956	(226,725,331)

Return of capital:
Class A	(8,684,423)	(29,859,264)
Class C	(6,092,587)	(25,115,259)
Class R	(10,499)	(23,077)
Class Y	(9,172,870)	(38,935,456)
Class R5	(224)	(742)
Class R6	(468,191)	(2,344,028)
Total return of capital	(24,428,794)	(96,277,826)

Share transactions–net:
Class A	4,073,826	(21,737,350)
Class C	(30,506,953)	(39,756,103)
Class R	92,967	170,125
Class Y	(27,991,017)	(180,305,984)
Class R6	(1,767,856)	(17,054,087)
Net increase (decrease) in net assets resulting from share transactions	(56,099,033)	(258,683,399)
Net increase (decrease) in net assets	133,748,129	(581,686,556)

Net assets:
Beginning of period	600,359,200	1,182,045,756
End of period	$734,107,329	$600,359,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Fund

Financial Highlights

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class A			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$3.58		$5.28	$6.56	$7.35		$8.64		$8.70
Net investment income (loss)(a)	(0.08)		(0.06)	(0.03)	(0.09)		(0.13)		(0.10)
Return of capital(a)	0.12		0.29	0.34	0.39		0.35		0.35
Net realized and unrealized gain (loss)	1.32		(1.42)	(0.93)	(0.43)		(0.85)		0.38
Total from investment operations	1.36		(1.19)	(0.62)	(0.13)		(0.63)		0.63
Less:
Return of capital	(0.16)		(0.51)	(0.62)	(0.62)		—		(0.69)
Dividends from net investment income	—		—	(0.04)	(0.04)		(0.66)		—
Total distributions	(0.16)		(0.51)	(0.66)	(0.66)		(0.66)		(0.69)
Net asset value, end of period	$4.78		$3.58	$5.28	$6.56		$7.35		$8.64
Total return(b)	38.61%		(22.24)%	(10.69)%	(2.33)%		(8.02)%		8.25%
Net assets, end of period (000’s omitted)	$275,990		$203,978	$321,237	$459,733		$593,811		$1,023,541
Portfolio turnover rate	28%		88%	32%	36%		37%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	5.05	%(c)	1.87%	1.67%	1.68%		1.68%		1.75%
Expense (waivers)	(0.13	)%(c)	(0.13)%	(0.08)%	(0.11	)%(d)	(0.12	)%(d)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(e)	4.92	%(c)	1.74%	1.59%	1.57%		1.56%		1.63%
Deferred/current tax expense (benefit)(f)	(1.73	)%(c)	0.77%	—%	0.03%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	3.19	%(c)	2.51%	1.59%	1.60%		1.56%		1.63%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(4.14	)%(c)	(1.57)%	(0.56)%	(1.29)%		(1.60)%		(1.37)%
Net of expense (waivers) and before deferred tax benefit (expense)	(4.01	)%(c)	(1.44)%	(0.48)%	(1.18)%		(1.48)%		(1.25)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(4.01	)%(c)	(1.44)%	(0.48)%	(1.18)%		(1.48)%		(1.25)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $234,390.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.50%, 1.52% 1.55%, 1.54%, 1.55%, and 1.60%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class C			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$3.23		$4.87	$6.14	$6.97		$8.29		$8.43
Net investment income (loss)(a)	(0.09)		(0.08)	(0.07)	(0.14)		(0.18)		(0.16)
Return of capital(a)	0.10		0.27	0.31	0.39		0.35		0.35
Net realized and unrealized gain (loss)	1.21		(1.32)	(0.85)	(0.42)		(0.83)		0.36
Total from investment operations	1.22		(1.13)	(0.61)	(0.17)		(0.66)		0.55
Less:
Return of capital	(0.16)		(0.51)	(0.62)	(0.62)		—		(0.69)
Dividends from net investment income	—		—	(0.04)	(0.04)		(0.66)		—
Total distributions	(0.16)		(0.51)	(0.66)	(0.66)		(0.66)		(0.69)
Net asset value, end of period	$4.29		$3.23	$4.87	$6.14		$6.97		$8.29
Total return(b)	38.45%		(22.94)%	(11.29)%	(3.06)%		(8.75)%		7.53%
Net assets, end of period (000’s omitted)	$154,321		$143,085	$266,485	$407,345		$539,908		$737,299
Portfolio turnover rate	28%		88%	32%	36%		37%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	5.80	%(c)	2.62%	2.44%	2.46%		2.46%		2.55%
Expense (waivers)	(0.13	)%(c)	(0.13)%	(0.08)%	(0.11	)%(d)	(0.12	)%(d)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(e)	5.67	%(c)	2.49%	2.36%	2.35%		2.34%		2.43%
Deferred/current tax expense (benefit)(f)	(1.73	)%(c)	0.77%	—%	0.03%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	3.94	%(c)	3.26%	2.36%	2.38%		2.34%		2.43%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(4.89	)%(c)	(2.32)%	1.33%	(2.07)%		(2.38)%		(2.17)%
Net of expense (waivers) and before deferred tax benefit (expense)	(4.76	)%(c)	(2.19)%	(1.25)%	(1.96)%		(2.26)%		(2.05)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(4.76	)%(c)	(2.19)%	(1.25)%	(1.96)%		(2.26)%		(2.05)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $148,862.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.25%, 2.28%, 2.32%, 2.32%, 2.33%, and 2.40%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$3.55		$5.27	$6.80
Net investment income (loss)(b)	(0.09)		(0.06)	(0.02)
Return of capital(b)	0.12		0.28	0.16
Net realized and unrealized gain (loss)	1.32		(1.43)	(1.29)
Total from investment operations	1.35		(1.21)	(1.15)
Less:
Return of capital	(0.16)		(0.51)	(0.36)
Dividends from net investment income	—		—	(0.02)
Total distributions	(0.16)		(0.51)	(0.38)
Net asset value, end of period	$4.74		$3.55	$5.27
Total return(c)	38.65%		(22.69)%	(17.44)%
Net assets, end of period (000’s omitted)	$374		$200	$87
Portfolio turnover rate	28%		88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	5.30	%(d)	2.12%	1.93	%(e)
Expense (waivers)	(0.13	)%(d)	(0.13)%	(0.09	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	5.17	%(d)	1.99%	1.84	%(e)
Deferred/current tax expense (benefit)(g)	(1.73	)%(d)	0.77%	—	%(e)
With fee waivers and/or expense reimbursements, after taxes	3.44	%(d)	2.76%	1.84	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(4.39	)%(d)	(1.82)%	(0.82	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(4.26	)%(d)	(1.69)%	(0.73	)%(e)
Deferred tax benefit (expense)(h)	—	%(d)	—%	—	%(e)
Ratio of net investment income (loss), after taxes	(4.26	)%(d)	(1.69)%	(0.73	)%(e)

(a)	Shares commenced operations at the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $281.
(e)	Annualized.
(f)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.75%, 1.76% and 1.80%, for the six months ended May 31, 2021 and year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class Y			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$3.74		$5.48	$6.76	$7.53		$8.82		$8.85
Net investment income (loss)(a)	(0.08)		(0.05)	(0.01)	(0.07)		(0.11)		(0.08)
Return of capital(a)	0.12		0.31	0.35	0.39		0.35		0.35
Net realized and unrealized gain (loss)	1.39		(1.49)	(0.96)	(0.43)		(0.87)		0.39
Total from investment operations	1.43		(1.23)	(0.62)	(0.11)		(0.63)		0.66
Less:
Return of capital	(0.16)		(0.51)	(0.62)	(0.62)		—		(0.69)
Dividends from net investment income	—		—	(0.04)	(0.04)		(0.66)		—
Total distributions	(0.16)		(0.51)	(0.66)	(0.66)		(0.66)		(0.69)
Net asset value, end of period	$5.01		$3.74	$5.48	$6.76		$7.53		$8.82
Total return(b)	38.83%		(22.15)%	(10.36)%	(2.00)%		(7.86)%		8.45%
Net assets, end of period (000’s omitted)	$288,033		$239,896	$555,814	$1,005,677		$1,305,894		$1,477,335
Portfolio turnover rate	28%		88%	32%	36%		37%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.80	%(c)	1.62%	1.42%	1.43%		1.43%		1.48%
Expense (waivers)	(0.13	)%(c)	(0.13)%	(0.09)%	(0.11	)%(d)	(0.12	)%(d)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(e)	4.67	%(c)	1.49%	1.33%	1.32%		1.31%		1.36%
Deferred/current tax expense (benefit)(f)	(1.73	)%(c)	0.77%	—%	0.03%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	2.94	%(c)	2.26%	1.33%	1.35%		1.31%		1.36%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(3.89	)%(c)	(1.32)%	(0.31)%	(1.04)%		(1.35)%		(1.10)%
Net of expense (waivers) and before deferred tax benefit (expense)	(3.76	)%(c)	(1.19)%	(0.22)%	(0.93)%		(1.23)%		(0.98)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(3.76	)%(c)	(1.19)%	(0.22)%	(0.93)%		(1.23)%		(0.98)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $259,387.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.25%, 1.27%, 1.29%, 1.29%, 1.30%, and 1.33%, for the six months ended May 31, 2021 years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$3.59		$5.29	$6.80
Net investment income (loss)(b)	(0.08)		(0.05)	(0.01)
Return of capital(b)	0.12		0.29	0.17
Net realized and unrealized gain (loss)	1.34		(1.43)	(1.29)
Total from investment operations	1.38		(1.19)	(1.13)
Less:
Return of capital	(0.16)		(0.51)	(0.36)
Dividends from net investment income	—		—	(0.02)
Total distributions	(0.16)		(0.51)	(0.38)
Net asset value, end of period	$4.81		$3.59	$5.29
Total return(c)	39.07%		(22.20)%	(17.13)%
Net assets, end of period (000’s omitted)	$7		$5	$8
Portfolio turnover rate	28%		88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.74	%(d)	1.49%	1.30	%(h)
Expense (waivers)	(0.08	)%(d)	(0.01)%	—	%(h)
With fee waivers and/or expense reimbursements, before taxes(e)	4.66	%(d)	1.48%	1.30	%(h)
Deferred/current tax expense (benefit)(f)	(1.73	)%(d)	0.77%	—	%(h)
With fee waivers and/or expense reimbursements, after taxes	2.93	%(d)	2.25%	1.30	%(h)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(3.83	)%(d)	(1.19)%	(0.19	)%(h)
Net of expense (waivers) and before deferred tax benefit (expense)	(3.75	)%(d)	(1.18)%	(0.19	)%(h)
Deferred tax benefit (expense)(g)	—	%(d)	—%	—	%(h)
Ratio of net investment income (loss), after taxes	(3.75	)%(d)	(1.18)%	(0.19	)%(h)

(a)	Shares commenced operations at the close of business on May 24, 2019.
(b)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.28%, 1.26% and 1.26%, for the six months ended May 31, 2021 and year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class R6			2020	2019(a)	2018*	2017*	2016*
Per share operating data
Net asset value, beginning of period	$3.77		$5.51	$6.80	$7.58	$8.85	$8.86
Net investment income (loss)(b)	(0.08)		(0.05)	(0.01)	(0.07)	(0.10)	(0.07)
Return of capital(b)	0.12		0.32	0.36	0.39	0.35	0.35
Net realized and unrealized gain (loss)	1.41		(1.50)	(0.98)	(0.44)	(0.86)	0.40
Total from investment operations	1.45		(1.23)	(0.63)	(0.12)	(0.61)	0.68
Less:
Return of capital	(0.16)		(0.51)	(0.62)	(0.62)	—	(0.69)
Dividends from net investment income	—		—	(0.04)	(0.04)	(0.66)	—
Total distributions	(0.16)		(0.51)	(0.66)	(0.66)	(0.66)	(0.69)
Net asset value, end of period	$5.06		$3.77	$5.51	$6.80	$7.58	$8.85
Total return(c)	39.06%		(22.03)%	(10.45)%	(2.11)%	(7.59)%	8.68%
Net assets, end of period (000’s omitted)	$15,382		$13,194	$38,414	$141,917	$140,475	$94,845
Portfolio turnover rate	28%		88%	32%	36%	37%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.71	%(d)	1.49%	1.27%	1.25%	1.23%	1.25%
Expense (waivers)	(0.10	)%(d)	(0.06)%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(e)	4.61	%(d)	1.43%	1.27%	1.25%	1.23%	1.25%
Deferred/current tax expense (benefit)(f)	(1.73	)%(d)	0.77%	—%	0.03%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	2.88	%(d)	2.20%	1.27%	1.28%	1.23%	1.25%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(3.80	)%(d)	(1.19)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%
Net of expense (waivers) and before deferred tax benefit (expense)	(3.70	)%(d)	(1.13)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%
Deferred tax benefit (expense)(g)	—	%(d)	—%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(3.70	)%(d)	(1.13)%	(0.16)%	(0.86)%	(1.15)%	(0.87)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)	Steelpath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not included sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,529.
(e)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.19%, 1.21%, 1.23%, 1.22%, 1.22%, and 1.22%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements

May 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

16                         Invesco SteelPath MLP Alpha Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated

17                         Invesco SteelPath MLP Alpha Fund

investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2021, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.5 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2021:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(34,247,489)
State	(3,265,931)
Valuation allowance	43,172,579
Total deferred tax (expense) benefit	$5,659,159

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(43,809,529)	(21	.00)%
State income taxes net of federal benefit	(3,129,252)	(1	.50)%
Effect of state tax rate change	(2,050,175)	(0	.98)%
Return to provision adjustments	11,475,536	5.50%
Change in valuation allowance	43,172,579	20.69%
Total income tax (expense) benefit	$5,659,159	2.71%

For the six months ended May 31, 2021 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 2.71% differed from the combined federal and state statutory tax rate of 22.50% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2021, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2021.

18                         Invesco SteelPath MLP Alpha Fund

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2021 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$2,708,028
Net operating loss carryforward (tax basis) — State	2,857,044
Excess business interest expense carryforward	37,233
Capital loss carryforward (tax basis)	239,361,873
Book to tax differences — Income recognized from MLPs	479,287
Valuation allowance	(204,046,838)
Total deferred tax asset	$41,396,627

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(41,396,627)
Total deferred tax liability	(41,396,627)
Total net deferred tax asset (liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2021, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
None	$—
Total expiring net operating loss carryforwards	—
Total non-expiring net operating loss carryforwards	$9,252,345
Total net operating loss carryforwards	$9,252,345

At May 31, 2021, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$406,293,272
11/30/2023	68,065,020
11/30/2024	76,122,169
11/30/2025	476,678,663
11/30/2026	36,671,423
Total	$1,063,830,547

At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$558,504,777
Gross Unrealized Appreciation	$205,079,954
Gross Unrealized Depreciation	(21,580,125)
Net Unrealized Appreciation (Depreciation) on Investments	$183,499,829

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

19                         Invesco SteelPath MLP Alpha Fund

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

J.

Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

COVID-19 Risk — The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

For the six months ended May 31, 2021, the effective advisory fee rate incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2021, the Adviser contractually reimbursed class level expenses of $151,548, $96,337, $181, $167,803, $2, and $7,051 for Class A, Class C, Class R, Class Y, Class R5 and Class R6, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under

20                         Invesco SteelPath MLP Alpha Fund

the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2021, IDI advised the Fund that IDI retained $17,128 in front-end sales commissions from the sale of Class A shares and $123 and $6,645 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2021, the Fund incurred $1,443 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended May 31, 2021, the Fund engaged in transactions with affiliates as listed: Securities purchases of $25,564,398 and securities sales of $2,737,490, which resulted in net realized gains of $1,469,499.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former

21                         Invesco SteelPath MLP Alpha Fund

Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Funds, and which will expire on September 29, 2021. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2021 was $177,645,355 and $232,056,320, respectively.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2021(a)		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	3,609,116	$14,796,516	14,094,006	$55,143,043
Class C	2,261,299	8,221,117	7,464,172	28,632,964
Class R	26,527	110,582	46,484	195,039
Class Y	9,041,917	38,473,798	43,596,456	174,525,998
Class R6	529,757	2,349,357	4,081,058	19,076,761

Issued as reinvestment of dividends:
Class A	1,363,886	5,631,140	5,190,265	19,382,465
Class C	1,074,488	3,983,980	4,711,517	16,216,794
Class R	2,492	10,275	6,288	22,335
Class Y	1,317,721	5,685,831	6,344,202	25,066,557
Class R6	48,375	210,725	541,176	2,183,480

Automatic conversion of Class C shares to Class A shares:
Class A	4,405,769	18,394,167	1,390,689	4,821,215
Class C	(4,891,947)	(18,394,167)	(1,526,549)	(4,821,215)

Reacquired:
Class A	(8,677,231)	(34,747,997)	(24,497,139)	(101,084,073)
Class C	(6,705,654)	(24,317,883)	(21,111,149)	(79,784,646)
Class R	(6,564)	(27,890)	(12,932)	(47,249)
Class Y	(17,054,031)	(72,150,646)	(87,289,230)	(379,898,539)
Class R6	(1,036,337)	(4,327,938)	(8,093,050)	(38,314,328)
Net increase (decrease) in share activity	(14,690,417)	$(56,099,033)	(55,063,736)	$(258,683,399)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco SteelPath MLP Alpha Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2020 through May 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (12/01/2020)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio*
		Ending Account Value (05/31/2021)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2021)	Epenses Paid During Period[2]
Class A	$1,000.00	$1,386.10	$29.27	$1,000.50	$24.54	4.92%
Class C	1,000.00	1,384.50	33.71	996.70	28.23	5.67
Class R	1,000.00	1,386.50	30.76	999.20	25.77	5.17
Class Y	1,000.00	1,388.30	27.81	1,001.70	23.31	4.67
Class R5	1,000.00	1,390.70	27.78	1,001.80	23.26	4.66
Class R6	1,000.00	1,388.30	27.45	1,002.00	23.01	4.61

*	For the 6-month period ended May 31, 2021 the Fund’s deferred tax liability decreased resulting in a deferred tax benefit for the period. This benefit was excluded from this example.
[1]

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2020 through May 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

23                         Invesco SteelPath MLP Alpha Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 003-19338                            Invesco Distributors, Inc.                                                                      O-SPMA-SAR-1

Semiannual Report to Shareholders	May 31, 2021

Invesco SteelPath MLP Alpha Plus Fund
Nasdaq:
A: MLPLX ∎ C: MLPMX ∎ R: SPMJX ∎ Y: MLPNX ∎ R5: SPMPX ∎ R6: OSPPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/20 to 5/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	53.78%
Class C Shares	53.06
Class R Shares	53.26
Class Y Shares	54.13
Class R5 Shares	54.01
Class R6 Shares	54.30
S&P 500 Index▼	16.95
Alerian MLP Index▼	44.09
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Plus Fund

Average Annual Total Returns
As of 5/31/21, including maximum applicable sales charge
Class A Shares
Inception (2/06/12)	–4.03%
5 Years	–6.10
1 Year	45.71
Class C Shares
Inception (5/22/12)	–3.80%
5 Years	–5.73
1 Year	51.37
Class R Shares
Inception	–3.66%
5 Years	–5.23
1 Year	53.42
Class Y Shares
Inception (12/30/11)	–3.02%
5 Years	–4.80
1 Year	54.25
Class R5 Shares
Inception	–3.39%
5 Years	–4.93
1 Year	54.11
Class R6 Shares
Inception (6/28/13)	–6.48%
5 Years	–4.66
1 Year	54.41

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Plus Fund, (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Plus Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Plus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance maybe lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Plus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Remediation Plan for Certain Shareholders Impacted by Restatement of NAVs Between December 2014 and March 2020

In 2020, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset value per share (“NAV”) upon which share holders transacted had not been properly accounted for during the period that included days from December 1, 2014 through March 6, 2020 (the “overstatement period”). That determination resulted in the correction of the Fund’s NAV during certain days of the overstatement period.

Invesco has developed a remediation plan that will result in payments by Invesco to shareholders negatively impacted by the overstatement of the NAV during the overstatement period, and Invesco has engaged a third-party firm to assist with its implementation. Invesco currently anticipates that distributions to impacted shareholders will occur sometime in the fourth quarter of 2021.

4                         Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

May 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships and Related Entities–131.44%
Diversified–28.58%
Enterprise Products Partners L.P.(a)	945,564	$22,324,766
TC Energy Corp.(a)(b)	139,254	7,110,309
Williams Cos., Inc.(a)	337,494	8,889,592
		38,324,667

Gathering & Processing–51.44%
Equitrans Midstream Corp.(a)	693,660	5,715,760
Hess Midstream L.P., Class A(a)	135,443	3,449,733
MPLX L.P.(a)	838,907	24,017,907
Targa Resources Corp.(a)	480,061	18,655,171
Western Midstream Partners L.P.(a)	857,257	17,127,997
		68,966,568

Natural Gas Pipeline Transportation—17.65%
Energy Transfer L.P.(a)	2,389,929	23,660,290

Other Energy—3.84%
Sunoco L.P.(a)	23,703	830,553
USA Compression Partners L.P.(a)	123,780	1,909,926
Westlake Chemical Partners L.P.(a)	88,756	2,406,175
		5,146,654

	Units	Value

Petroleum Pipeline Transportation—29.93%
Holly Energy Partners L.P.(a)	155,714	$3,312,037
Magellan Midstream Partners L.P.(a)	329,648	16,248,350
Phillips 66 Partners L.P.(a)	179,604	7,198,528
Plains All American Pipeline L.P.(a)	1,015,185	10,689,898
Plains GP Holdings L.P., Class A(a)	245,384	2,677,139
		40,125,952
TOTAL INVESTMENTS IN SECURITIES–131.44% (Cost $129,302,288)		176,224,131
OTHER ASSETS LESS LIABILITIES–0.63%		852,876
BORROWINGS–(32.07)%		(43,000,000)
NET ASSETS–100%		$134,077,007

Footnotes to Schedule of Investments

(a)

As of May 31, 2021, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $93,819,002 as of May 31, 2021. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6.

(b)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Plus Fund

Portfolio Composition By Sector

By Sector	% of total investments
Gathering & Processing	39.13%
Petroleum Pipeline Transportation	22.77
Diversified	21.75
Natural Gas Pipeline Transportation	13.43
Other Energy	2.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

May 31, 2021

(Unaudited)

Assets:
Investments in securities, at value (cost $129,302,288)	$176,224,131
Cash segregated as collateral	324,540
Receivables for:
Investments sold	1,550,588
Fund shares sold	302,341
Dividends	10
Investment for trustee deferred compensation and retirement plans	20,909
AMT credit carryforward	5,844
Prepaid state income tax	8,013
Other Assets	112,509
Total assets	178,548,885

Liabilities:
Payables for:
Borrowings	43,000,000
Accrued fees to affiliates	108,409
Accrued interest expense	41,718
Dividends	40,661
Amount due custodian	1,077,115
Fund shares reacquired	32,823
Accrued other operating expenses	150,243
Trustee deferred compensation and retirement plans	20,909
Total liabilities	44,471,878
Net Assets applicable to shares outstanding	$134,077,007

Net Assets consist of:
Shares of beneficial interest	$291,947,862
Distributable earnings (loss), net of taxes	(157,870,855)
$134,077,007

Net Assets:
Class A	$55,201,174
Class C	$35,693,382
Class R	$267,260
Class Y	$42,799,051
Class R5	$5,254
Class R6	$110,886

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,229,262
Class C	13,998,559
Class R	93,511
Class Y	14,275,604
Class R5	1,818
Class R6	36,335
Class A:
Net asset value per share	$2.87
Maximum offering price per share (net asset value of $2.87 ÷ 94.50%)	$3.04
Class C:
Net asset value and offering price per share	$2.55
Class R:
Net asset value and offering price per share	$2.86
Class Y:
Net asset value and offering price per share	$3.00
Class R5:
Net asset value and offering price per share	$2.89
Class R6:
Net asset value and offering price per share	$3.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations

For the six months ended May 31, 2021

(Unaudited)

Investment Income:
Dividends	$5,318,370
Less return of capital on distributions and dividends	(4,734,102)
Less return of capital on distributions and dividends in excess of cost basis	(20,020)
Total investment income	564,248

Expenses:
Advisory fees	655,174
Administrative services fees	38,550
Custodian fees	5,019
Distribution Fees:
Class A	52,193
Class C	142,176
Class R	512
Transfer agent fees — A, C, R and Y	116,765
Transfer agent fees — R5	2
Transfer agent fees — R6	45
Professional services fees	58,038
State income tax expense	35,656
Registration and filing fees	19,627
Trustees’ and officers’ fees and benefits	9,297
Other	21,656
Total expenses, before waivers, interest, facilities and maintenance fees, and deferred taxes	1,154,710
Interest, facilities and maintenance fees	317,361
Total expenses, before fee waivers and/or expense reimbursements and deferred taxes	1,472,071
Less: Fee waivers and/or expense reimbursements	(217,163)
Net expenses, before deferred taxes	1,254,908
Net investment income (loss), before deferred taxes	(690,660)
Net deferred tax expense	—
Net investment income (loss), net of deferred taxes	(690,660)

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $20,020) (includes net gains from securities sold to affiliates of $316,672)	2,396,205
Net deferred tax (expense) benefit	—
Net realized gain, net of deferred taxes	2,396,205
Change in net unrealized appreciation of:
Unaffiliated investment securities	43,344,421
Net deferred tax (expense) benefit	—
Net change in unrealized appreciation of investment securities, net of deferred taxes	43,344,421
Net increase in net assets resulting from operations	45,740,626
Net increase in net assets resulting from operations	$45,049,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2021 and the year ended November 30, 2020

(Unaudited)

	May 31, 2021	November 30, 2020
Operations:
Net investment income (loss), net of deferred taxes	$(690,660)	$(2,241,803)
Net realized gain (loss), net of deferred taxes	2,396,205	(95,298,780)
Change in unrealized appreciation, net of deferred taxes	43,344,421	48,522,375
Net increase (decrease) in net assets resulting from operations	45,049,966	(49,018,208)

Return of Capital:
Class A	(1,827,292)	(6,701,132)
Class C	(1,374,401)	(5,011,310)
Class R	(8,939)	(14,876)
Class Y	(1,431,730)	(6,044,286)
Class R5	(188)	(824)
Class R6	(3,989)	(23,195)
Total return of capital	(4,646,539)	(17,795,623)

Share transactions–net:
Class A	8,009,089	15,841,060
Class C	1,778,085	17,897,825
Class R	28,997	143,719
Class Y	1,454,293	7,009,702
Class R6	5,034	(145,024)
Net increase in net assets resulting from share transactions	11,275,498	40,747,282
Net increase (decrease) in net assets	51,678,925	(26,066,549)

Net Assets:
Beginning of period	82,398,082	108,464,631
End of period	$134,077,007	$82,398,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

May 31, 2021

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$45,049,966

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases investments	(72,967,164)
Proceeds from sales of investments	45,516,929
Distributions from Master Limited Partnerships	4,754,122
Increase in receivable prepaid taxes	(2,035)
Increase in receivables and other assets	(27,967)
Increase in accrued expenses and other payables	38,278
Net realized gain on investment securities	(2,396,205)
Net change in unrealized appreciation on investment securities	(43,344,421)
Net cash provided by (used in) operating activities	(23,378,497)

Cash provided by financing activities:
Proceeds from shares of beneficial interest sold	26,146,832
Disbursements from shares of beneficial interest reacquired	(18,390,880)
Return of Capital	(1,416,213)
Proceeds from borrowing	20,500,000
Repayment of borrowings	(4,500,000)
Increase in payable for amount due custodian	1,077,115
Net cash provided by financing activities	23,416,854
Net increase in cash and cash equivalents	38,357
Cash and cash equivalents at beginning of period	286,183
Cash and cash equivalents at end of period	324,540

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,230,326

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$140,506
Cash paid during the period for Taxes	79,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class A			2020		2019		2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$1.95		$3.77		$5.04		$5.90		$7.26		$7.31
Net investment income (loss)(a)	(0.01)		(0.05)		(0.07)		(0.15)		(0.18)		(0.14)
Return of capital(a)	0.09		0.23		0.35		0.43		0.40		0.39
Net realized and unrealized gains (losses)	0.94		(1.55)		(0.89)		(0.48)		(0.92)		0.36
Total from investment operations	1.02		(1.37)		(0.61)		(0.20)		(0.70)		0.61
Less:
Return of capital	(0.10)		(0.45)		(0.44)		(0.66)		(0.35)		(0.66)
Dividends from net investment income	—		—		(0.22)		—		(0.31)		—
Total distributions	(0.10)		(0.45)		(0.66)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$2.87		$1.95		$3.77		$5.04		$5.90		$7.26
Total return(b)	53.78%		(36.31)%		(14.18)%		(4.29	) %	(10.84)%		9.80%
Net assets, end of period (000’s omitted)	$55,201		$31,002		$42,952		$58,889		$72,455		$117,536
Portfolio turnover rate	35%		148%		52%		44%		46%		45%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.68	%(c)	3.36%		3.28%		3.10%		2.57%		2.64%
Expense (waivers)	(0.43	)%(c),(d)	(0.63	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)	—%
With fee waiver and/or expense reimbursement, before taxes(f)	2.25	%(c)	2.73%		3.02%		3.08%		2.56%		2.64%
Deferred tax expense (benefit)(g)	—	%(c)	—%		—%		0.01%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	2.25	%(c)	2.73%		3.02%		3.09%		2.56%		2.64%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.61	)%(c)	(3.01	) %	(1.76	) %	(2.57	) %	(2.45)%		(2.16	) %
Net of expense (waivers) and before deferred tax benefit (expense)	(1.18	)%(c)	(2.38	) %	(1.50	) %	(2.55	) %	(2.44)%		(2.16	) %
Deferred tax benefit (expense)(h)	—	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.18	)%(c)	(2.38	) %	(1.50	) %	(2.55	) %	(2.44)%		(2.16	) %

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42,048.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.58%, 1.61%, 1.70%, 1.97%, 1.95% and 2.06%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class C			2020		2019		2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$1.75		$3.47		$4.72		$5.61		$6.99		$7.11
Net investment income (loss)(a)	(0.02)		(0.06)		(0.10)		(0.19)		(0.22)		(0.19)
Return of capital(a)	0.08		0.21		0.33		0.43		0.40		0.39
Net realized and unrealized gains (losses)	0.84		(1.42)		(0.82)		(0.47)		(0.90)		0.34
Total from investment operations	0.90		(1.27)		(0.59)		(0.23)		(0.72)		0.54
Less:
Return of capital	(0.10)		(0.45)		(0.44)		(0.66)		(0.35)		(0.66)
Dividends from net investment income	—		—		(0.22)		—		(0.31)		—
Total distributions	(0.10)		(0.45)		(0.66)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$2.55		$1.75		$3.47		$4.72		$5.61		$6.99
Total return(b)	53.06%		(36.61)%		(14.77)%		(5.10)%		(11.57)%		9.06%
Net assets, end of period (000’s omitted)	$35,693		$23,236		$23,037		$44,352		$42,115		$46,502
Portfolio turnover rate	35%		148%		52%		44%		46%		45%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.43	%(c)	4.12%		4.07%		3.89%		3.39%		3.46%
Expense (waivers)	(0.41	)%(c),(d)	(0.61	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)	—%
With fee waiver and/or expense reimbursement, before taxes(f)	3.02	%(c)	3.51%		3.81%		3.87%		3.38%		3.46	%(e)
Deferred tax expense (benefit)(g)	—	%(c)	—%		—%		0.01%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	3.02	%(c)	3.51%		3.81%		3.88%		3.38%		3.46%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.36	)%(c)	(3.77)%		(2.56)%		(3.36)%		(3.27)%		(2.98)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.95	)%(c)	(3.16)%		(2.30)%		(3.34)%		(3.26)%		(2.98)%
Deferred tax benefit (expense)(h)	—	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.95	)%(c)	(3.16)%		(2.30)%		(3.34)%		(3.26)%		(2.98)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $28,617.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 2.35%, 2.39%, 2.49%, 2.77%, 2.77% and 2.88% for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights (continued)

Class R	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020		Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$1.95		$3.76		$5.31
Net investment income (loss)(b)	(0.02)		(0.05)		(0.04)
Return of capital(b)	0.09		0.19		0.17
Net realized and unrealized gains (losses)	0.94		(1.50)		(1.30)
Total from investment operations	1.01		(1.36)		(1.17)
Less:
Return of capital	(0.10)		(0.45)		(0.25)
Dividends from net investment income	—		—		(0.13)
Total distributions	(0.10)		(0.45)		(0.38)
Net asset value, end of period	$2.86		$1.95		$3.76
Total return(c)	53.26%		(36.09)%		(22.96)%
Net assets, end of period (000’s omitted)	$267		$159		$7
Portfolio turnover rate	35%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.93	%(d)	3.56%		3.54	%(e)
Expense (waivers)	(0.43	)%(d),(f)	(0.63	)%(f)	(0.26	)%(e),(f)
With fee waiver and/or expense reimbursement, before taxes(g)	2.50	%(d)	2.93%		3.28	%(e)
Deferred tax expense (benefit)(h)	—	%(d)	—%		—	%(e)
With fee waivers and/or expense reimbursements, after taxes	2.50	%(d)	2.93%		3.28	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.86	)%(d)	(3.21)%		(2.02	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.43	)%(d)	(2.58)%		(1.76	)%(e)
Deferred tax benefit (expense)(i)	—	%(d)	—%		—	%(e)
Ratio of net investment income (loss), after taxes	(1.43	)%(d)	(2.58)%		(1.76	)%(e)

(a)	Shares commenced operations at the close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $206.
(e)	Annualized for less than full period.
(f)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(g)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.83%, 1.81% and 1.96%, for the six months ended May 31, 2021 and year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(h)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(i)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class Y			2020		2019		2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$2.03		$3.88		$5.15		$6.02		$7.38		$7.40
Net investment income (loss)(a)	(0.01)		(0.05)		(0.06)		(0.14)		(0.16)		(0.13)
Return of capital(a)	0.09		0.24		0.36		0.43		0.40		0.39
Net realized and unrealized gains (losses)	0.99		(1.59)		(0.91)		(0.50)		(0.94)		0.38
Total from investment operations	1.07		(1.40)		(0.61)		(0.21)		(0.70)		0.64
Less:
Return of capital	(0.10)		(0.45)		(0.44)		(0.66)		(0.35)		(0.66)
Dividends from net investment income	—		—		(0.22)		—		(0.31)		—
Total distributions	(0.10)		(0.45)		(0.66)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$3.00		$2.03		$3.88		$5.15		$6.02		$7.38
Total return(b)	54.13%		(36.03)%		(13.89)%		(4.39)%		(10.65)%		10.10%
Net assets, end of period (000’s omitted)	$42,799		$27,930		$42,164		$63,044		$80,663		$72,258
Portfolio turnover rate	35%		148%		52%		44%		46%		45%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.43	%(c)	3.10%		3.02%		2.84%		2.34%		2.37%
Expense (waivers)	(0.40	)%(c),(d)	(0.59	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)	—%
With fee waiver and/or expense reimbursement, before taxes(f)	2.03	%(c)	2.51%		2.76%		2.82	%5	2.33%		2.37%
Deferred tax expense (benefit)(g)	—	%(c)	—%		—%		0.01%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	2.03	%(c)	2.51%		2.76%		2.83%		2.33%		2.37%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.36	)%(c)	(2.75)%		(1.50)%		(2.31)%		(2.22)%		(1.89)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.96	)%(c)	(2.16)%		(1.24)%		(2.29)%		(2.21)%		(1.89)%
Deferred tax benefit (expense)(h)	—	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(0.96	)%(c)	(2.16)%		(1.24)%		(2.29)%		(2.21)%		(1.89)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,553.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.36%, 1.39%, 1.44%, 1.71%, 1.72% and 1.79%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30,		Period ended November 30,
Class R5			2020		2019(a)
Per share operating data
Net asset value, beginning of period	$1.97		$3.78		$5.31
Net investment income (loss)(b)	(0.01)		(0.05)		(0.03)
Return of capital(b)	0.09		0.24		0.17
Net realized and unrealized gains (losses)	0.94		(1.55)		(1.29)
Total from investment operations	1.02		(1.36)		(1.15)
Less:
Return of capital	(0.10)		(0.45)		(0.25)
Dividends from net investment income	—		—		(0.13)
Total distributions	(0.10)		(0.45)		(0.38)
Net asset value, end of period	$2.89		$1.97		$3.78
Total return(c)	53.22%		(35.87)%		(22.55)%
Net assets, end of period (000’s omitted)	$5		$4		$7
Portfolio turnover rate	35%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.30	%(d)	3.03%		2.94	%(e)
Expense (waivers)	(0.37	)%(d),(f)	(0.62	)%(f)	(0.26	)%(e),(f)
With fee waiver and/or expense reimbursement, before taxes(g)	1.93	%(d)	2.41%		2.68	%(e)
Deferred tax expense (benefit)(h)	—	%(d)	—%		—	%(e)
With fee waivers and/or expense reimbursements, after taxes	1.93	%(d)	2.41%		2.68	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.23	)%(d)	(2.68)%		(1.42	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.86	)%(d)	(2.06)%		(1.16	)%(e)
Deferred tax benefit (expense)(i)	—	%(d)	—%		—	%(e)
Ratio of net investment income (loss), after taxes	(0.86	)%(d)	(2.06)%		(1.16	)%(e)

(a)	Shares commenced operations at the close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4.
(e)	Annualized for less than full period.
(f)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(g)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.26%, 1.29% and 1.36%, for the six months ended May 31, 2021 and year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(h)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(i)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class R6			2020		2019(a)		2018*		2017*	2016*
Per share operating data
Net asset value, beginning of period	$2.06		$3.93		$5.20		$6.06		$7.41	$7.41
Net investment income (loss)(b)	(0.01)		(0.05)		(0.06)		(0.13)		(0.15)	(0.11)
Return of capital(b)	0.09		0.27		0.39		0.43		0.40	0.39
Net realized and unrealized gains (losses)	1.01		(1.64)		(0.94)		(0.50)		(0.94)	0.38
Total from investment operations	1.09		(1.42)		(0.61)		(0.20)		(0.69)	0.66
Less:
Return of capital	(0.10)		(0.45)		(0.44)		(0.66)		(0.35)	(0.66)
Dividends from net investment income	—		—		(0.22)		—		(0.31)	—
Total distributions	(0.10)		(0.45)		(0.66)		(0.66)		(0.66)	(0.66)
Net asset value, end of period	$3.05		$2.06		$3.93		$5.20		$6.06	$7.41
Total return(c)	54.30%		(36.09)%		(13.73)%		(4.18)%		(10.47)%	10.37%
Net assets, end of period (000’s omitted)	$111		$67		$299		$739		$842	$424
Portfolio turnover rate	35%		148%		52%		44%		46%	45%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.31	%(d)	3.03%		2.88%		2.67%		2.16%	2.17%
Expense (waivers)	(0.43	)%(d),(e)	(0.66	)%(e)	(0.26	)%(e)	(0.02	)%(e)	—%	—%
With fee waiver and/or expense reimbursement, before taxes(f)	1.88	%(d)	2.37%		2.62%		2.65%		2.16%	2.17%
Deferred tax expense (benefit)(g)	—	%(d)	—%		—%		0.01%		—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.88	%(d)	2.37%		2.62%		2.66%		2.16%	2.17%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.24	)%(d)	(2.68)%		(1.36)%		(2.14)%		(2.04)%	(1.69)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.81	)%(d)	(2.02)%		(1.10)%		(2.12)%		(2.04)%	(1.69)%
Deferred tax benefit (expense)(h)	—	%(d)	—%		—%		—%		—%	—%
Ratio of net investment income (loss), after taxes	(0.81	)%(d)	(2.02)%		(1.10)%		(2.12)%		(2.04)%	(1.69)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)	Steelpath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $90.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.21%, 1.25%, 1.30%, 1.55%, 1.55% and 1.59%, for the six months ended May 31, 2021, and years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

May 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/

17                         Invesco SteelPath MLP Alpha Plus Fund

asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

18                         Invesco SteelPath MLP Alpha Plus Fund

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2021, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.5 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2021:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(9,418,675)
State	(672,762)
Valuation allowance	10,091,437
Total deferred tax (expense) benefit	$—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(9,460,495)	(21.00)%
State income taxes net of federal benefit	(675,749)	(1.50)%
Effect of permanent differences	44,807	0.10%
Change in valuation allowance	10,091,437	22.40%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2021, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 22.50% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2021, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

19                         Invesco SteelPath MLP Alpha Plus Fund

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2021.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2021 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) – Federal	$3,563,596
Net operating loss carryforward (tax basis) – State	507,315
Excess business interest expense carryforward	3,001
Capital loss carryforward (tax basis)	26,707,738
Book to tax differences — income recognized from MLPs	85,500
Valuation allowance	(24,641,735)
Total deferred tax asset	$6,225,415

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(6,225,415)
Total deferred tax liability	(6,225,415)
Total net deferred tax asset (liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2021, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2036	$6,171,061
11/30/2038	7,156,738
Total expiring net operating loss carryforwards	13,327,799
Total non-expiring net operating loss carryforwards	$3,641,699
Total net operating loss carryforwards	$16,969,498

At May 31, 2021, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$36,577,191
11/30/2023	3,939,195
11/30/2025	72,581,146
11/30/2026	5,603,524
Total	$118,701,056

At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$148,542,193
Gross Unrealized Appreciation	$36,235,276
Gross Unrealized Depreciation	(8,553,338)
Net Unrealized Appreciation on Investments	$27,681,938

20                         Invesco SteelPath MLP Alpha Plus Fund

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

M.

COVID-19 Risk — The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

N.	Other Risks — Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%

For the six months ended May 31, 2021, the effective advisory fee rate incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.60%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

21                         Invesco SteelPath MLP Alpha Plus Fund

The Adviser has voluntarily agreed to reduce its advisory fee by 0.25% of the Fund’s daily net assets. The advisory fee reduction is a voluntary undertaking and may be terminated by the Adviser in consultation with the Board at any time. In addition, the Adviser voluntarily reimbursed expenses of $52,216, $35,538, $256, $42,909, $5 and $111 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

For the six months ended May 31, 2021, the Adviser contractually reimbursed class level expenses of $37,508, $22,684, $184, $25,670, $3 and $79 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2021, IDI advised the Fund that IDI retained $2,952 in front-end sales commissions from the sale of Class A shares and $36 and $940 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2021, the Fund incurred $2,279 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended May 31, 2021, the Fund engaged in

22                         Invesco SteelPath MLP Alpha Plus Fund

transactions with affiliates as listed: Securities purchases of $5,460,045 and securities sales of $556,510, which resulted in net realized gains of $316,672.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Funds, and which will expire on September 29, 2021. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended May 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $33,717,033 with an average interest rate of 1.89%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2021 was $72,967,164 and $47,067,517, respectively.

23                         Invesco SteelPath MLP Alpha Plus Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six Months ended May 31, 2021(a)		Year Ended November 30, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	3,292,494	$8,093,965	10,463,220	$28,132,075
Class C	2,664,050	5,702,386	7,440,201	19,994,028
Class R	8,852	22,250	77,938	139,382
Class Y	3,759,766	9,406,179	13,915,324	32,366,679
Class R6	22,906	59,525	20,588	44,961

Issued as reinvestment of dividends:
Class A	602,300	1,418,407	2,178,596	4,624,481
Class C	413,779	867,492	1,612,033	3,098,881
Class R	3,726	8,751	7,587	14,053
Class Y	380,210	932,200	2,066,339	4,479,976
Class R6	1,381	3,476	5,509	13,429

Automatic conversion of Class C shares to Class A shares:
Class A	1,359,038	3,069,420	168,933	402,338
Class C	(1,519,909)	(3,069,420)	(185,866)	(402,338)

Reacquired:
Class A	(1,901,237)	(4,572,703)	(8,334,139)	(17,317,834)
Class C	(835,403)	(1,722,373)	(2,222,793)	(4,792,746)
Class R	(696)	(2,004)	(5,714)	(9,716)
Class Y	(3,601,488)	(8,884,086)	(13,098,829)	(29,836,953)
Class R6	(20,233)	(57,967)	(69,848)	(203,414)
Net increase in share activity	4,629,536	$11,275,498	14,039,079	$40,747,282

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         Invesco SteelPath MLP Alpha Plus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2020 through May 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (12/01/2020)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (05/31/2021)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2021)	Epenses Paid During Period[2]
Class A	$1,000.00	$1,538.90	$14.24	$1,013.80	$11.30	2.25%
Class C	1,000.00	1,523.70	19.00	1,010.00	15.13	3.02
Class R	1,000.00	1,532.60	15.79	1,012.50	12.54	2.50
Class Y	1,000.00	1,541.30	12.86	1,014.90	10.20	2.03
Class R5	1,000.00	1,540.10	12.22	1,015.40	9.70	1.93
Class R6	1,000.00	1,543.00	11.92	1,015.60	9.45	1.88

[1]

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2020 through May 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

25                         Invesco SteelPath MLP Alpha Plus Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                    Invesco Distributors, Inc.                                                          0-SPMAP-SAR-1

Semiannual Report to Shareholders	May 31, 2021

Invesco SteelPath MLP Income Fund
Nasdaq:
A: MLPDX ∎ C: MLPRX ∎ R: SPNNX ∎ Y: MLPZX ∎ R5: SPMQX ∎ R6: OSPMX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/20 to 5/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	45.44%
Class C Shares	44.45
Class R Shares	44.91
Class Y Shares	45.50
Class R5 Shares	45.49
Class R6 Shares	45.71
S&P 500 Index▼	16.95
Alerian MLP Index▼	44.09
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Income Fund

Average Annual Total Returns
As of 5/31/21, including maximum applicable sales charge
Class A Shares
Inception (3/31/10)	1.65%
10 Years	0.23
5 Years	1.09
1 Year	52.13
Class C Shares
Inception (6/10/11)	0.36%
5 Years	1.47
1 Year	58.47
Class R Shares
10 Years	0.54%
5 Years	1.97
1 Year	60.50
Class Y Shares
Inception (3/31/10)	2.40%
10 Years	1.04
5 Years	2.46
1 Year	61.37
Class R5 Shares
10 Years	0.87%
5 Years	2.38
1 Year	61.52
Class R6 Shares
Inception (6/28/13)	–0.89%
5 Years	2.55
1 Year	61.45

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Income Fund, (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Income Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance maybe lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

    See current prospectus for more information.

3                         Invesco SteelPath MLP Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Remediation Plan for Certain Shareholders Impacted by Restatement of NAVs Between December 2014 and March 2020

In 2020, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset value per share (“NAV”) upon which share holders transacted had not been properly accounted for during the period that included days from December 1, 2014 through March 6, 2020 (the “overstatement period”). That determination resulted in the correction of the Fund’s NAV during certain days of the overstatement period.

Invesco has developed a remediation plan that will result in payments by Invesco to shareholders negatively impacted by the overstatement of the NAV during the overstatement period, and Invesco has engaged a third-party firm to assist with its implementation. Invesco currently anticipates that distributions to impacted shareholders will occur sometime in the fourth quarter of 2021.

4                         Invesco SteelPath MLP Income Fund

Schedule of Investments

May 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–99.11%
Gathering & Processing–33.01%
Antero Midstream Corp.	20,744,063	$199,143,005
EnLink Midstream LLC(a)	30,764,430	150,130,418
MPLX L.P.	11,839,596	338,967,634
Sanchez Midstream Partners L.P.(a)(b)	1,747,546	1,450,288
Summit Midstream Partners L.P.(a)(b)	738,630	18,643,009
Western Midstream Partners L.P.	5,807,523	116,034,310
		824,368,664

Natural Gas Pipeline Transportation–13.05%
Energy Transfer L.P.	32,920,950	325,917,409

Other Energy–26.91%
Arko Corp.(b)	1,626,925	17,066,443
CrossAmerica Partners L.P.(a)	3,148,183	61,578,459
GasLog Partners L.P.(c)	1,182,738	3,453,595
Global Partners L.P.(a)	3,458,735	88,024,806
Hoegh LNG Partners L.P.(c)	481,070	8,024,248
KNOT Offshore Partners L.P.(a)(c)	1,776,804	33,723,740
Suburban Propane Partners L.P.(a)	1,895,601	27,865,335
Sunoco L.P.(a)	6,772,791	237,318,597
USA Compression Partners L.P.(a)	11,758,368	181,431,618
Westlake Chemical Partners L.P.	500,000	13,555,000
		672,041,841

Petroleum Pipeline Transportation–24.96%
Delek Logistics Partners L.P.	1,785,642	78,193,263
Genesis Energy L.P.(a)	7,945,932	74,215,005
Magellan Midstream Partners L.P.	4,546,067	224,075,643
NGL Energy Partners L.P.(a)	12,412,037	29,664,768
NuStar Energy L.P.(a)	6,500,998	119,293,313
PBF Logistics L.P.	2,579,653	41,945,158
Phillips 66 Partners L.P.	1,393,864	55,866,069
		623,253,219

	Units	Value
Terminalling & Storage–1.18%
Blueknight Energy Partners L.P.(a)	2,126,752	$8,507,008
Martin Midstream Partners L.P.(a)	8,026,434	21,029,257
		29,536,265
Total Master Limited Partnerships And Related Entities (Cost $2,220,834,640)		2,475,117,398

Preferred MLP Investments And Related Entities–0.86%
Other Energy–0.10%
Global Partners L.P., 9.50%(a)(d)	100,000	2,625,000

Terminalling & Storage–0.76%
Altera Infrastructure L.P., 7.25%(a)(c)(d)	588,440	12,792,685
Blueknight Energy Partners L.P., 11.00%(a)(d)(e)	794,917	6,081,115
		18,873,800
Total Preferred Master Limited Partnerships And Related Entities (Cost $12,562,547)		21,498,800

Money Market–0.16%
Fidelity Treasury Portfolio, Institutional Class, 0.01%(f) (Cost $4,033,286)	4,033,286	4,033,286
TOTAL INVESTMENTS IN SECURITIES–100.13% (Cost $2,237,430,473)		2,500,649,484
OTHER ASSETS LESS LIABILITIES–(0.13)%		(3,222,674)
NET ASSETS–100%		$2,497,426,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Income Fund

Footnotes to Schedule of Investments

(a)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

					Change in Unrealized Appreciation		Dividends and Distributions
	Value November 30, 2020	Purchases At Cost	Sales At Cost	Realized Gain/(Loss)		Value May 31, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.	$3,594,211	$—	$—	$—	$4,926,207	$8,507,008	$(13,410)	$156,730	$—
CrossAmerica Partners L.P.	52,245,857	2,011,294	—	—	10,521,900	61,578,459	(3,200,592)	—	—
EnLink Midstream LLC	113,828,391	—	—	—	42,070,358	150,130,418	(5,768,331)	—	—
Genesis Energy L.P.	53,985,843	—	(3,039,485)	(7,651,390)	31,988,184	74,215,005	(1,068,147)	1,315,633	—
Global Partners L.P.	55,255,875	3,554,620	—	—	32,936,638	88,024,806	(3,722,327)	—	—
Golar LNG Partners L.P.[i]	12,852,202	—	(16,471,233)	(65,795,338)	69,508,093	—	(93,724)	—	—
KNOT Offshore Partners L.P.	25,959,106	—	—	—	8,221,586	33,723,740	(456,952)	—	1,219,802
Martin Midstream Partners L.P.	13,002,823	—	—	—	8,097,056	21,029,257	(70,622)	9,642	—
NGL Energy Partners L.P.	27,507,757	—	(655,928)	(3,150,870)	5,963,809	29,664,768	—	—	—
NuStar Energy L.P.	71,455,705	17,903,476	—	—	34,875,172	119,293,313	(4,941,040)	44,876	—
Sanchez Midstream Partners L.P.[i]	1,121,924	—	—	—	328,364	1,450,288	—	—	—
Suburban Propane Partners L.P.[i]	63,561,163	—	(33,532,043)	(10,943,269)	10,652,835	27,865,335	(1,873,351)	—	—
Summit Midstream Partners L.P.	11,108,988	—	—	—	7,534,021	18,643,009	—	—	—
Sunoco L.P.	185,456,315	6,762,000	(3,436,068)	1,682,327	57,767,955	237,318,597	(10,913,932)	185,974	—
USA Compression Partners L.P.	130,366,209	10,044,936	—	—	49,425,628	181,431,618	(8,405,155)	3,521,131	—
Preferred MLP Investments and Related Entities
Altera Infrastructure L.P.[i]	12,357,240	—	—	—	968,689	12,792,685	(533,244)	—	—
Blueknight Energy Partners L.P.	4,833,095	—	—	—	1,532,204	6,081,115	(284,184)	—	—
Global Partners L.P.	—	2,500,000	—	—	125,000	2,625,000	—	—	33,650
	$838,492,704	$42,776,326	$(57,134,757)	$(85,858,540)	$377,443,699	$1,074,374,421	$(41,345,011)	$5,233,986	$1,253,452

[i]	As of May 31, 2021, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Income Fund

Portfolio Composition By Sector

By Sector	% of total net assets
Gathering & Processing	33.01%
Other Energy	27.01
Petroleum Pipeline Transportation	24.96
Natural Gas Pipeline Transportation	13.05
Terminalling & Storage	1.94
Money Market Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities

May 31, 2021

(Unaudited)

Assets:
Investments in securities, at value (cost $946,445,486)	$1,468,383,371
Investments in affiliates, at value (cost $1,290,984,987)	1,032,266,113
Receivable for:
Fund shares sold	1,664,148
Dividends	97
Investment for trustee deferred compensation and retirement plans	121,980
Prepaid state income tax	9,826
Other assets	175,624
Total assets	2,502,621,159

Liabilities:
Payables for:
Fund shares reacquired	1,200,175
Accrued fees to affiliates	3,081,973
Accrued interest expense	51,165
Accrued other operating expenses	739,056
Trustee deferred compensation and retirement plans	121,980
Total liabilities	5,194,349
Net assets applicable to shares outstanding	$2,497,426,810

Net assets consist of:
Shares of beneficial interest	$3,261,943,284
Distributable earnings (loss), net of taxes	(764,516,474)
$2,497,426,810

Net Assets:
Class A	$1,258,742,018
Class C	$529,105,219
Class R	$1,100,448
Class Y	$677,267,012
Class R5	$7,319
Class R6	$31,204,794

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	306,938,060
Class C	147,602,675
Class R	270,200
Class Y	156,684,016
Class R5	1,773
Class R6	7,144,060
Class A:
Net asset value per share	$4.10
Maximum offering price per share (net asset value of $4.10 ÷ 94.50%)	$4.34
Class C:
Net asset value and offering price per share	$3.58
Class R:
Net asset value and offering price per share	$4.07
Class Y:
Net asset value and offering price per share	$4.32
Class R5:
Net asset value and offering price per share	$4.13
Class R6:
Net asset value and offering price per share	$4.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Income Fund

Statement of Operations

For the six months ended May 31, 2021

(unaudited)

Investment income:
Distributions and dividends ( $1,253,452 income from affiliates)	$101,789,035
Less return of capital on distributions and dividends ( $41,345,011 from affiliates)	(93,356,768)
Less return of capital on distributions and dividends in excess of cost basis ( $5,233,986 from affiliates)	(5,233,986)
Total investment income	3,198,281

Expenses:
Advisory fees	10,222,810
Administrative services fees	420,434
Custodian fees	49,450
Distribution fees:
Class A	1,328,411
Class C	2,444,372
Class R	2,277
Transfer agent fees — A, C, R and Y	1,386,299
Transfer agent fees — R6	1,572
Interest, facilities and maintenance fees	357,165
State Income Taxes	248,759
Reports to shareholders	99,447
Professional services fees	72,493
Registration and filing fees	53,482
Trustees’ and officers’ fees and benefits	16,120
Other	18,471
Total expenses, before fee waivers and/or expense reimbursements and deferred taxes	16,721,562
Less: Fee waivers and/or expense reimbursements	(512,410)
Net expenses, before deferred taxes	16,209,152
Net investment income, before deferred taxes	(13,010,871)
Net deferred tax expense	—
Net investment income, net of deferred taxes	(13,010,871)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities
(includes net gain (losses) from securities sold to affiliates of ($894,804))	20,425,039
Affiliated investment securities (net return of capital in excess of cost basis of $5,233,986)	(85,858,540)
Net deferred tax (expense)/benefit	—
Net realized gain (loss), net of deferred taxes	(65,433,501)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	490,619,630
Affiliated investment securities	377,443,699
Net deferred tax (expense)/benefit	—
Net change in net unrealized appreciation of investment securities, net of deferred taxes	868,063,329
Net realized and unrealized gain (loss), net of deferred tax	802,629,828
Net increase (decrease) in net assets resulting from operations	$789,618,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2021 and the year ended November 30, 2020

(Unaudited)

	May 31, 2021	November 30, 2020
Operations:
Net investment income (loss), net of deferred taxes	$(13,010,871)	$(23,630,155)
Net realized gain (loss), net of deferred taxes	(65,433,501)	(375,954,270)
Change in net unrealized appreciation (depreciation), net of deferred taxes	868,063,329	(101,332,089)
Net increase (decrease) in net assets resulting from operations	789,618,957	(500,916,514)

Return of capital:
Class A	(48,663,554)	(151,979,888)
Class C	(25,267,239)	(92,872,438)
Class R	(41,913)	(59,619)
Class Y	(24,783,322)	(86,832,665)
Class R5	(290)	(953)
Class R6	(1,121,487)	(4,357,035)
Total return of capital	(99,877,805)	(336,102,598)

Share transactions–net:
Class A	55,802,710	67,306,226
Class C	(60,689,809)	(29,424,543)
Class R	121,440	583,999
Class Y	14,212,750	(5,899,056)
Class R6	(4,449,223)	15,388,551
Net increase (decrease) in net assets resulting from share transactions	4,997,868	47,955,177
Net increase (decrease) in net assets	694,739,020	(789,063,935)

Net assets:
Beginning of period	1,802,687,790	2,591,751,725
End of period	$2,497,426,810	$1,802,687,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Income Fund

Financial Highlights

	Six Months Ended May 31, 2021		Years Ended November 30,
Class A	(Unaudited)		2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$2.95		$4.32	$5.14	$5.92		$7.10		$7.16
Net investment income (loss)(a)	(0.02)		(0.03)	(0.06)	(0.08)		(0.08)		(0.08)
Return of capital(a)	0.12		0.31	0.40	0.44		0.39		0.41
Net realized and unrealized gain (loss)	1.21		(1.11)	(0.48)	(0.46)		(0.78)		0.39
Total from investment operations	1.31		(0.83)	(0.14)	(0.10)		(0.47)		0.72
Less:
Return of capital	(0.16)		(0.54)	(0.68)	(0.68)		(0.62)		(0.78)
Dividends from net investment income	—		—	—	—	(b)	(0.09)		—
Total distributions	(0.16)		(0.54)	(0.68)	(0.68)		(0.71)		(0.78)
Net asset value, end of period	$4.10		$2.95	$4.32	$5.14		$5.92		$7.10
Total return(c)	45.44%		(17.70)%	(3.89)%	(2.23)%		(7.58)%		11.74%
Net assets, end of period (000’s omitted)	$1,258,742		$861,681	$1,162,368	$1,246,886		$1,378,553		$1,597,534
Portfolio turnover rate	16%		44%	35%	30%		17%		22%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.45	%(d)	1.51%	1.50%	1.55%		1.53%		1.59%
Expense (waivers)	(0.05	)%(d)	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(f)	1.40	%(d)	1.46%	1.45%	1.45%		1.42%		1.47%
Deferred/current tax expense (benefit)(g)	—	%(d)	—%	—%	—%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	1.40	%(d)	1.46%	1.45%	1.45%		1.42%		1.47%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.15	)%(d)	(1.18)%	(1.22)%	(1.46)%		(1.29)%		(1.28)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.10	)%(d)	(1.13)%	(1.17)%	(1.36)%		(1.18)%		(1.16)%
Deferred tax benefit (expense)(h)	—	%(d)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.10	)%(d)	(1.13)%	(1.17)%	(1.36)%		(1.18)%		(1.16)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,068,761.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35%, 1.37% 1.41%, 1.41%, 1.41%, and 1.45%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021		Years ended November 30,
Class C	(Unaudited)		2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$2.61		$3.92	$4.76	$5.57		$6.77		$6.91
Net investment income (loss)(a)	(0.03)		(0.05)	(0.09)	(0.12)		(0.13)		(0.12)
Return of capital(a)	0.11		0.28	0.37	0.44		0.39		0.41
Net realized and unrealized gain (loss)	1.05		(1.00)	(0.44)	(0.45)		(0.75)		0.35
Total from investment operations	1.13		(0.77)	(0.16)	(0.13)		(0.49)		0.64
Less:
Return of capital	(0.16)		(0.54)	(0.68)	(0.68)		(0.62)		(0.78)
Dividends from net investment income	—		—	—	—	(b)	(0.09)		—
Total distributions	(0.16)		(0.54)	(0.68)	(0.68)		(0.71)		(0.78)
Net asset value, end of period	$3.58		$2.61	$3.92	$4.76		$5.57		$6.77
Total return(c)	44.45%		(17.99)%	(4.68)%	(2.95)%		(8.27)%		10.97%
Net assets, end of period (000’s omitted)	$529,105		$436,611	$690,751	$823,980		$973,023		$1,139,524
Portfolio turnover rate	16%		44%	35%	30%		17%		22%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.20	%(d)	2.26%	2.29%	2.33%		2.31%		2.40%
Expense (waivers)	(0.05	)%(d)	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(f)	2.15	%(d)	2.21%	2.24%	2.23%		2.20%		2.28%
Deferred/current tax expense (benefit)(g)	—	%(d)	—%	—%	—%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	2.15	%(d)	2.21%	2.24%	2.23%		2.20%		2.28%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.90	)%(d)	(1.93)%	(2.01)%	(2.24)%		(2.07)%		(2.09)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.85	)%(d)	(1.88)%	(1.96)%	(2.14)%		(1.96)%		(1.97)%
Deferred tax benefit (expense)(h)	—	%(d)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.85	)%(d)	(1.88)%	(1.96)%	(2.14)%		(1.96)%		(1.97)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $491,029.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.10%, 2.12%, 2.20%, 2.19%, 2.19%, and 2.26%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$2.94		$4.31	$5.46
Net investment income (loss)(b)	(0.02)		(0.04)	(0.03)
Return of capital(b)	0.12		0.29	0.19
Net realized and unrealized gain (loss)	1.19		(1.08)	(0.91)
Total from investment operations	1.29		(0.83)	(0.75)
Less:
Return of capital	(0.16)		(0.54)	(0.40)
Dividends from net investment income	—		—	—
Total distributions	(0.16)		(0.54)	(0.40)
Net asset value, end of period	$4.07		$2.94	$4.31
Total return(c)	44.91%		(17.71)%	(14.41)%
Net assets, end of period (000’s omitted)	$1,100		$693	$166
Portfolio turnover rate	16%		44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.70	%(d)	1.76%	1.71	%(e)
Expense (waivers)	(0.05	)%(d)	(0.05)%	(0.05	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.65	%(d)	1.71%	1.66	%(e)
Deferred/current tax expense (benefit)(g)	—	%(d)	—%	—	%(e)
With fee waivers and/or expense reimbursements, after taxes	1.65	%(d)	1.71%	1.66	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.40	)%(d)	(1.43)%	(1.43	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.35	)%(d)	(1.38)%	(1.38	)%(e)
Deferred tax benefit (expense)(h)	—	%(d)	—%	—	%(e)
Ratio of net investment income (loss), after taxes	(1.35	)%(d)	(1.38)%	(1.38	)%(e)

(a)	Shares commenced operations at the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $917.
(e)	Annualized.
(f)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.60%, 1.62% and 1.62%, for the six months ended May 31, 2021, the year ended November 30, 2020 and the period ended November 30 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021		Years Ended November 30,
Class Y	(Unaudited)		2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$3.10		$4.49	$5.31	$6.08		$7.25		$7.27
Net investment income (loss)(a)	(0.02)		(0.03)	(0.05)	(0.07)		(0.06)		(0.06)
Return of capital(a)	0.13		0.32	0.41	0.44		0.39		0.41
Net realized and unrealized gain (loss)	1.27		(1.14)	(0.50)	(0.46)		(0.79)		0.41
Total from investment operations	1.38		(0.85)	(0.14)	(0.09)		(0.46)		0.76
Less:
Return of capital	(0.16)		(0.54)	(0.68)	(0.68)		(0.62)		(0.78)
Dividends from net investment income	—		—	—	—	(b)	(0.09)		—
Total distributions	(0.16)		(0.54)	(0.68)	(0.68)		(0.71)		(0.78)
Net asset value, end of period	$4.32		$3.10	$4.49	$5.31		$6.08		$7.25
Total return(c)	45.50%		(17.43)%	(3.76)%	(1.99)%		(7.28)%		12.12%
Net assets, end of period (000’s omitted)	$677,267		$476,921	$714,214	$820,187		$870,833		$816,733
Portfolio turnover rate	16%		44%	35%	30%		17%		22%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.20	%(d)	1.26%	1.24%	1.29%		1.27%		1.32%
Expense (waivers)	(0.05	)%(d)	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)	(0.12)%
With fee waivers and/or expense reimbursements, before taxes(f)	1.15	%(d)	1.21%	1.19%	1.19%		1.16%		1.20%
Deferred/current tax expense (benefit)(g)	—	%(d)	—%	—%	—%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	1.15	%(d)	1.21%	1.19%	1.19%		1.16%		1.20%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.90	)%(d)	(0.93)%	(0.96)%	(1.20)%		(1.03)%		(1.01)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.85	)%(d)	(0.88)%	(0.91)%	(1.10)%		(0.92)%		(0.89)%
Deferred tax benefit (expense(h)	—	%(d)	—%	—%	—%		—%		—%
Ratio of net investment income (loss), after taxes	(0.85	)%(d)	(0.88)%	(0.91)%	(1.10)%		(0.92)%		(0.89)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $576,065.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.12%, 1.15%, 1.15%, 1.15%, and 1.18%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$2.97		$4.32	$5.46
Net investment income (loss)(b)	(0.01)		(0.02)	(0.02)
Return of capital(b)	0.12		0.31	0.20
Net realized and unrealized gain (loss)	1.21		(1.10)	(0.92)
Total from investment operations	1.32		(0.81)	(0.74)
Less:
Return of capital	(0.16)		(0.54)	(0.40)
Dividends from net investment income	—		—	—
Total distributions	(0.16)		(0.54)	(0.40)
Net asset value, end of period	$4.13		$2.97	$4.32
Total return(c)	45.49%		(17.17)%	(14.23)%
Net assets, end of period (000’s omitted)	$7		$5	$8
Portfolio turnover rate	16%		44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.08	%(d)	1.14%	1.12	%(e)
Expense (waivers)	—	%(d)	—%	—	%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.08	%(d)	1.14%	1.12	%(e)
Deferred/current tax expense (benefit)(g)	—	%(d)	—%	—	%(e)
With fee waivers and/or expense reimbursements, after taxes	1.08	%(d)	1.14%	1.12	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.78	)%(d)	(0.81)%	(0.84	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.78	)%(d)	(0.81)%	(0.84	)%(e)
Deferred tax benefit (expense)(h)	—	%(d)	—%	—	%(e)
Ratio of net investment income (loss), after taxes	(0.78	)%(d)	(0.81)%	(0.84	)%(e)

(a)	Shares commenced operations at the close of business on May 24, 2019.
(b)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6.
(e)	Annualized.
(f)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.00%, 1.05% and 1.08%, for the six months ended May 31, 2021, the year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021		Years Ended November 30,
Class R6	(Unaudited)		2020	2019(a)	2018*	2017*	2016*
Per share operating data
Net asset value, beginning of period	$3.13		$4.52	$5.34	$6.10	$7.27	$7.29
Net investment income (loss)(b)	(0.02)		(0.03)	(0.04)	(0.06)	(0.06)	(0.06)
Return of capital(b)	0.13		0.32	0.42	0.44	0.39	0.41
Net realized and unrealized gain (loss)	1.29		(1.14)	(0.52)	(0.46)	(0.79)	0.41
Total from investment operations	1.40		(0.85)	(0.14)	(0.08)	(0.46)	0.76
Less:
Return of capital	(0.16)		(0.54)	(0.68)	(0.68)	(0.62)	(0.78)
Dividends from net investment income	—		—	—	— (c)	(0.09)	—
Total distributions	(0.16)		(0.54)	(0.68)	(0.68)	(0.71)	(0.78)
Net asset value, end of period	$4.37		$3.13	$4.52	$5.34	$6.10	$7.27
Total return(d)	45.71%		(17.33)%	(3.75)%	(1.82)%	(7.26)%	12.08%
Net assets, end of period (000’s omitted)	$31,205		$26,777	$24,245	$22,054	$22,409	$19,110
Portfolio turnover rate	16%		44%	35%	30%	17%	22%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.08	%(e)	1.14%	1.10%	1.11%	1.08%	1.06%
Expense (waivers)	—	%(e)	—%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(f)	1.08	%(e)	1.14%	1.10%	1.11%	1.08%	1.06%
Deferred/current tax expense (benefit)(g)	—	%(e)	—%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.08	%(e)	1.14%	1.10%	1.11%	1.08%	1.06%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.78	)%(e)	(0.81)%	(0.82)%	(1.03)%	(0.84)%	(0.75)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.78	)%(e)	(0.81)%	(0.82)%	(1.03)%	(0.84)%	(0.75)%
Deferred tax benefit (expense)(h)	—	%(e)	—%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.78	)%(e)	(0.81)%	(0.82)%	(1.03)%	(0.84)%	(0.75)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)	Steelpath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Rounds to less than $(0.005) per share
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,968.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.03%, 1.05%, 1.06%, 1.07%, 1.07%, and 1.04%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Income Fund

Notes to Financial Statements

May 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/

17                         Invesco SteelPath MLP Income Fund

asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

18                         Invesco SteelPath MLP Income Fund

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2021, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 2.0 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2021:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(165,792,868)
State	(15,789,797)
Valuation allowance	181,582,665
Total deferred tax (expense) benefit	$—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(165,819,981)	(21.00)%
State income taxes net of federal benefit	(15,792,380)	(2.00)%
Effect of permanent differences	29,696	0.00%
Change in valuation allowance	181,582,665	23.00%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2021 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 23% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2021, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2021.

19                         Invesco SteelPath MLP Income Fund

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2021 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$199,692,977
Net operating loss carryforward (tax basis) — State	20,951,272
Excess business interest expense carryforward	3,202,678
Capital loss carryforward (tax basis)	162,679,847
Book to tax differences — Income recognized from MLPs	2,053,522
Valuation allowance	(166,894,955)
Total deferred tax asset	$221,685,341

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(221,685,341)
Total deferred tax liability	(221,685,341)
Total net deferred tax asset (liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2021, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2034	$111,887,635
11/30/2035	258,649,215
11/30/2036	144,223,600
11/30/2037	63,826,450
11/30/2038	120,263,557
Total expiring net operating loss carryforwards	$698,850,457
Total non-expiring net operating loss carryforwards	$252,068,482
Total net operating loss carryforwards	$950,918,939

At May 31, 2021, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$314,648,780
11/30/2024	40,357,372
11/30/2025	269,089,114
11/30/2026	83,208,417
Total	$707,303,683

At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,535,230,094
Gross Unrealized Appreciation	$1,164,423,670
Gross Unrealized Depreciation	(199,004,280)
Net Unrealized Appreciation (Depreciation) on Investments	$965,419,390

20                         Invesco SteelPath MLP Income Fund

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

COVID-19 Risk — The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

For the six months ended May 31, 2021, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2021, the Adviser contractually reimbursed class level expenses of $256,661, $117,236, $221, and $138,292 for Class A, Class C, Class R and Class Y, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services

21                         Invesco SteelPath MLP Income Fund

Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2021, IDI advised the Fund that IDI retained $165,734 in front-end sales commissions from the sale of Class A shares and $58,296 and $17,103 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2021:

	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Return of capital distributions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2021
Preferred MLP Investments and Related Entities	$30,195,000	$—	$(30,225,000)	$(139,230)	$14,582,831	$(14,413,601)	$—	$—	$—

22                         Invesco SteelPath MLP Income Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six months ended May 31, 2021 the Fund engaged in transactions with affiliates as listed: Securities purchases of $28,067,500 and securities sales of $7,091,500, which resulted in net realized gains (losses) of $(894,804).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Funds, and which will expire on September 29, 2021. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2021 was $351,461,584 and $340,036,571 respectively.

23                         Invesco SteelPath MLP Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2021(a)		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	25,093,351	$88,171,063	83,732,019	$260,500,100
Class C	9,442,859	29,467,778	32,037,200	89,204,801
Class R	27,715	97,185	213,094	614,019
Class Y	27,066,308	102,456,597	104,390,581	338,880,666
Class R6	1,394,945	5,388,383	5,344,900	22,091,680

Issued as reinvestment of dividends:
Class A	6,604,636	23,677,253	25,254,785	72,273,404
Class C	3,841,926	12,066,053	16,998,199	43,857,550
Class R	8,634	30,831	18,906	52,331
Class Y	3,395,416	12,806,605	16,892,559	50,872,699
Class R6	139,716	528,904	1,132,598	3,390,748

Automatic conversion of Class C shares to Class A shares:
Class A	13,613,416	48,554,371	3,691,126	9,941,701
Class C	(15,501,437)	(48,554,371)	(4,139,924)	(9,941,701)

Reacquired:
Class A	(30,085,264)	(104,599,977)	(90,179,989)	(275,408,979)
Class C	(17,601,073)	(53,669,269)	(53,523,884)	(152,545,193)
Class R	(2,071)	(6,576)	(34,524)	(82,351)
Class Y	(27,495,857)	(101,050,452)	(126,699,819)	(395,652,421)
Class R6	(2,938,273)	(10,366,510)	(3,290,716)	(10,093,877)
Net increase in share activity	(2,995,053)	$4,997,868	11,837,111	$47,955,177

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         Invesco SteelPath MLP Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2020 through May 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (12/1/2020)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (05/31/2021)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2021)	Epenses Paid During Period[2]
Class A	$1,000.00	$1,454.40	$8.57	$1,018.00	$7.04	1.40%
Class C	1,000.00	1,444.50	13.10	1,014.30	10.80	2.15
Class R	1,000.00	1,449.10	10.07	1,016.80	8.30	1.65
Class Y	1,000.00	1,455.00	7.04	1,019.20	5.79	1.15
Class R5	1,000.00	1,454.90	6.62	1,019.60	5.44	1.08
Class R6	1,000.00	1,457.10	6.62	1,019.60	5.44	1.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2020 through May 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses..

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

25                         Invesco SteelPath MLP Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

• Fund reports and prospectuses

• Quarterly statements

• Daily confirmations

• Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. O-SPMI-SAR-1

Semiannual Report to Shareholders	May 31, 2021

Invesco SteelPath MLP Select 40 Fund
Nasdaq:
A: MLPFX ∎ C: MLPEX ∎ R: SPMWX ∎ Y: MLPTX ∎ R5: SPMVX ∎ R6: OSPSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/20 to 5/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	39.30%
Class C Shares	38.48
Class R Shares	38.91
Class Y Shares	39.24
Class R5 Shares	39.51
Class R6 Shares	39.44
S&P 500 Index▼	16.95
Alerian MLP Index▼	44.09
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Select 40 Fund

Average Annual Total Returns
As of 5/31/21, including maximum applicable sales charge
Class A Shares
Inception (3/31/10)	2.25%
10 Years	0.92
5 Years	–1.33
1 Year	42.77
Class C Shares
Inception (7/14/11)	0.89%
5 Years	–0.96
1 Year	48.71
Class R Shares
10 Years	1.24%
5 Years	–0.45
1 Year	50.65
Class Y Shares
Inception (3/31/10)	3.04%
10 Years	1.75
5 Years	0.03
1 Year	51.10
Class R5 Shares
10 Years	1.58%
5 Years	–0.05
1 Year	51.54
Class R6 Shares
Inception (6/28/13)	–0.82%
5 Years	0.13
1 Year	51.23

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Select 40 Fund, (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Select 40 Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Select 40 Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance maybe lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares. Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved.

The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Select 40 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Remediation Plan for Certain Shareholders Impacted by Restatement of NAVs Between December 2014 and March 2020

In 2020, the Fund determined that the valuation allowance related to the deferred tax asset included in the calculation of the net asset value per share (“NAV”) upon which share holders transacted had not been properly accounted for during the period that included days from December 1, 2014 through March 6, 2020 (the “overstatement period”). That determination resulted in the correction of the Fund’s NAV during certain days of the overstatement period.

Invesco has developed a remediation plan that will result in payments by Invesco to shareholders negatively impacted by the overstatement of the NAV during the overstatement period, and Invesco has engaged a third-party firm to assist with its implementation. Invesco currently anticipates that distributions to impacted shareholders will occur sometime in the fourth quarter of 2021.

4                         Invesco SteelPath MLP Select 40 Fund

Schedule of Investments

May 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–99.12%
Diversified–11.51%
Chevron Corp.	139	$14,458
Enterprise Products Partners L.P.	3,949,666	93,251,614
TC Energy Corp.(a)	598,931	30,581,417
Williams Cos., Inc.	3,551,506	93,546,668
		217,394,157

Gathering & Processing–33.64%
Antero Midstream Corp.	9,645,867	92,600,323
Archrock, Inc.	5,529,561	50,871,961
Crestwood Equity Partners L.P.	1,000	28,660
DCP Midstream L.P.	42,978	1,081,756
EnLink Midstream LLC	14,864,269	72,537,633
Equitrans Midstream Corp.	8,244,470	67,934,430
Hess Midstream L.P., Class A(b)	1,450,099	36,934,021
MPLX L.P.	4,548,958	130,236,668
Summit Midstream Partners L.P.(c)	175,442	4,428,144
Targa Resources Corp.	2,461,074	95,637,336
Western Midstream Partners L.P.	4,154,579	83,008,496
		635,299,428

Natural Gas Pipeline Transportation–6.66%
Energy Transfer L.P.	12,697,519	125,705,440

Other Energy–24.76%
Arko Corp.(c)	2,169,234	22,755,265
CrossAmerica Partners L.P.(b)	2,614,660	51,142,750
CSI Compressco L.P.(b)	5,175,550	9,367,745
GasLog Partners L.P.(a)	1,182,985	3,454,316
Global Partners L.P.(b)	2,342,644	59,620,290
Suburban Propane Partners L.P.	348,144	5,117,717
Sunoco L.P.	2,565,260	89,886,710
Teekay LNG Partners L.P.(a)	1,796,671	27,956,201
USA Compression Partners L.P.(b)	4,816,889	74,324,597
Westlake Chemical Partners L.P.(b)	4,569,218	123,871,500
		467,497,091

	Units	Value
Petroleum Pipeline Transportation–22.40%
Delek Logistics Partners L.P.	143,200	$6,270,728
Genesis Energy L.P.(b)	6,587,987	61,531,799
Holly Energy Partners L.P.	4,374,219	93,039,638
Magellan Midstream Partners L.P.	1,906,513	93,972,026
NGL Energy Partners L.P.(b)	7,304,972	17,458,883
NuStar Energy L.P.(b)	4,728,707	86,771,773
PBF Logistics L.P.	920,761	14,971,574
Phillips 66 Partners L.P.	647,610	25,956,209
Plains All American Pipeline L.P.	2,186,000	23,018,580
Plains GP Holdings L.P., Class A	1,000	10,910
		423,002,120

Production & Mining–0.12%
Alliance Resource Partners L.P.	386,938	2,306,151

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	190,345	498,704
Total Master Limited Partnerships And Related Entities (Cost $1,860,487,203)		1,871,703,091

Preferred Master Limited Partnerships And Related Entities–0.96%
Other Energy–0.96%
Global Partners L.P., 9.50%(b)(d)	100,000	2,625,000
Global Partners L.P., 9.75% (3-mo USD LIBOR + 677.4)(b)(d)(e)	574,954	15,466,262
Total Preferred Master Limited Partnerships And Related Entities (Cost $16,873,850)		18,091,262
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $1,877,361,053)		1,889,794,353
OTHER ASSETS LESS LIABILITIES–(0.08)%		(1,515,653)
NET ASSETS–100%		$1,888,278,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Select 40 Fund

Footnotes to Schedule of Investments

(a)	Foreign security denominated in U.S. dollars.
(b)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

					Change in Unrealized Appreciation (Depreciation)		Dividends and Distributions
	Value November 30, 2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)		Value May 31, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$44,815,272	$—	$—	$—	$9,072,871	$51,142,750	$(2,745,393)	$—	$—
CSI Compressco L.P.	4,709,750	—	—	—	4,756,059	9,367,745	(98,064)	5,447	—
Genesis Energy L.P.	44,289,756	—	(1,999,974)	(7,327,150)	28,526,222	61,531,799	(1,957,055)	19,341	—
Global Partners L.P.	44,873,401	—	(7,538,593)	6,328,047	18,782,322	59,620,290	(2,824,887)	—	—
Hess Midstream L.P.	31,885,965	6,504,665	(14,186,125)	4,548,005	9,036,812	36,934,021	(855,301)	—	680,853
NGL Energy Partners L.P.	15,924,839	—	—	—	1,534,044	17,458,883	—	—	—
Nustar Energy L.P.[i]	77,983,394	1,580,950	(20,771,953)	(18,263,309)	50,299,328	86,771,773	(4,056,637)	47,623	—
USA Compression Partners L.P.[i]	71,270,763	—	(18,866,038)	4,785,005	23,288,328	74,324,597	(6,153,461)	—	—
Westlake Chemical Partners L.P.	110,504,783	—	(16,562,089)	5,632,257	28,920,532	123,871,500	(4,623,983)	—	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	14,632,579	—	—	—	833,683	15,466,262	—	—	700,725
Global Partners L.P.—Preferred	—	2,500,000	—	—	125,000	2,625,000	—	—	33,650
	$460,890,502	$10,585,615	$(79,924,772)	$(4,297,145)	$175,175,201	$539,114,620	$(23,314,781)	$72,411	$1,415,228

i.	As of May 31, 2021, this security was not considered as an affiliate of the Fund.

(c)	Non-income producing.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis—point spread).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Select 40 Fund

Portfolio Composition By Sector

By Sector	% of total net assets
Gathering & Processing	33.64%
Other Energy	25.72
Petroleum Pipeline Transportation	22.40
Diversified	11.51
Natural Gas Pipeline Transportation	6.66
Production & Mining	0.12
Terminalling & Storage	0.03
Other Assets Less Liabilities	(0.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

May 31, 2021

(Unaudited)

Assets:
Investments in securities, at value (cost $1,415,882,718)	$1,511,776,103
Investments in affiliates (cost $461,478,335)	378,018,250
Receivable For:
Fund shares sold	1,581,628
Investments sold	4,270,060
Dividends	262
Investment for trustee deferred compensation and retirement plans	110,644
Prepaid state income tax	2,740
AMT credit carryforward	26,932
Other assets	171,919
Total assets	1,895,958,538

Liabilities:
Payables for:
Due to custodian	3,822,032
Fund shares reacquired	1,448,248
Accrued fees to affiliates	1,586,276
Accrued interest expense	35,779
Accrued other operating expenses	676,859
Trustee deferred compensation and retirement plans	110,644
Total liabilities	7,679,838
Net assets applicable to shares outstanding	$1,888,278,700

Net Assets consist of:
Shares of beneficial	$2,380,338,583
Distributable earnings (loss), net of taxes	(492,059,883)
$1,888,278,700

Net Assets:
Class A	$295,251,261
Class C	$213,219,366
Class R	$406,358
Class Y	$1,055,123,987
Class R5	$7,520
Class R6	$324,270,208

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	52,719,137
Class C	42,279,021
Class R	72,962
Class Y	179,042,410
Class R5	1,332
Class R6	54,584,390
Class A:
Net asset value per share	$5.60
Maximum offering price per share
(net asset value of $5.60 ÷ 94.50%)	$5.93
Class C:
Net asset value and offering price per share	$5.04
Class R:
Net asset value and offering price per share	$5.57
Class Y:
Net asset value and offering price per share	$5.89
Class R5:
Net asset value and offering price per share	$5.65
Class R6:
Net asset value and offering price per share	$5.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Select 40 Fund

Statement of Operations

For the six months ended May 31, 2021

(Unaudited)

Investment Income:
Distributions and dividends ($1,415,228 income from affiliates)	$75,908,368
Less return of capital on distributions and dividends ($23,314,781 from affiliates)	(64,176,842)
Less return of capital on distributions and dividends in excess of cost basis ($72,411 from affiliates)	(1,268,619)
Total investment income	10,462,907

Expenses:
Advisory fees	6,478,444
Administrative services fees	359,011
Custody fees	63,500
Distribution Fees:
Class A	314,505
Class C	994,820
Class R	817
Transfer agent fees — A, C, R and Y	1,151,284
Transfer agent fees — R6	16,181
State income tax	568,546
Interest, facilities and maitenance fees	320,570
Legal, auditing, and other professional fees	71,503
Registration and filing fees	61,930
Trustees’ and officers’ fees and benefits	16,098
Other	108,340
Total expenses, before fee waivers and/or expense reimbursements and deferred taxes	10,525,549
Less: Fee waivers and/or expense reimbursements	(570,328)
Net expenses, before deferred taxes	9,955,221
Net investment income, before taxes	507,686
Net deferred tax expense	—
Net investment income, net of deferred taxes	507,686

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $1,196,208)
(includes net losses from securities sold to affiliates of ($5,478,983))	(33,661,328)
Affiliated investment securities (net return of capital in excess of cost basis of $72,411)	(4,297,145)
Net deferred tax (expense) benefit	—
Net realized gain (loss), net of deferred taxes	(37,958,473)
Net change in unrealized appreciation (depreciation) of:
Unaffiliated investment securities	468,990,532
Affiliated investment securities	175,175,201
Net deferred tax (expense) benefit	—
Net change in unrealized appreciation (depreciation),net of deferred taxes	644,165,733
Net realized and unrealized gain (loss), net of deferred taxes	606,207,260
Net increase (decrease) in net assets resulting from operations	$606,714,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2021 and the year ended November 30, 2020

(Unaudited)

	May 31, 2021	November 30, 2020
Operations:
Net Investment Income (loss), net of deferred taxes	$507,686	$(8,732,540)
Net realized gain (loss), net of deferred taxes	(37,958,473)	(265,051,634)
Change in net unrealized appreciation (depreciation), net of deferred taxes	644,165,733	(323,387,506)
Net increase (decrease) in net assets resulting from operations	606,714,946	(597,171,680)

Return of Capital:
Class A	(9,927,072)	(29,191,963)
Class C	(8,549,112)	(30,713,954)
Class R	(12,892)	(38,940)
Class Y	(37,595,566)	(133,592,577)
Class R5	(258)	(779)
Class R6	(14,424,393)	(68,233,756)
Total return of capital	(70,509,293)	(261,771,969)

Share transactions–net:
Class A	17,598,293	(6,242,315)
Class C	(29,312,427)	(33,032,833)
Class R	65,629	(22,938)
Class Y	(172,320,444)	(164,002,892)
Class R6	(217,265,621)	(164,816,723)
Net increase (decrease) in net assets resulting from share transactions	(401,234,570)	(368,117,701)
Net increase (decrease) in net assets	134,971,083	(1,227,061,350)

Net assets:
Beginning of period	1,753,307,617	2,980,368,967
End of period	$1,888,278,700	$1,753,307,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights

Class A	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$4.18		$6.14	$7.36	$8.13		$9.18		$9.25
Net investment income (loss)(a)	(0.00)		(0.03)	(0.03)	(0.08)		(0.06)		(0.05)
Return of capital(a)	0.14		0.35	0.43	0.46		0.40		0.41
Net realized and unrealized gains (losses)	1.47		(1.69)	(0.91)	(0.44)		(0.68)		0.28
Total from investment operations	1.61		(1.37)	(0.51)	(0.06)		(0.34)		0.64
Less:
Return of capital	(0.19)		(0.59)	(0.59)	(0.51)		(0.58)		(0.71)
Dividends from net investment income	—		—	(0.12)	(0.20)		(0.13)		—
Total distributions	(0.19)		(0.59)	(0.71)	(0.71)		(0.71)		(0.71)
Net asset value, end of period	$5.60		$4.18	$6.14	$7.36		$8.13		$9.18
Total return(b)	39.30%		(21.63)%	(7.89)%	(1.06)%		(4.22)%		7.69%
Net assets, end of period (000’s omitted)	$295,251		$205,529	$304,235	$392,897		$465,355		$631,417
Portfolio turnover rate	13%		30%	23%	24%		13%		10%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.28	%(c)	1.26%	1.20%	1.23%		1.23%		1.27%
Expense (waivers)	(0.08	)%(c)	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)	(0.12)%
With fee waiver and/or expense reimbursement, before taxes(e)	1.20	%(c)	1.19%	1.14%	1.13%		1.11%		1.15%
Deferred tax expense (benefit)(f)	—	%(c)	—%	—%	—%		(2.27)%		2.79%
With fee waivers and/or expense reimbursements, after taxes	1.20	%(c)	1.19%	1.14%	1.13%		(1.16)%		3.94%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.14	)%(c)	(0.65)%	(0.45)%	(1.04)%		(1.04)%		(0.98)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.06	)%(c)	(0.58)%	(0.39)%	(0.94)%		(0.92)%		(0.86)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		0.31%		0.30%
Ratio of net investment income (loss), after taxes	(0.06	)%(c)	(0.58)%	(0.39)%	(0.94)%		(0.61)%		(0.56)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $253,090.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10%, and 1.13%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class C	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$3.80		$5.69	$6.92	$7.74		$8.84		$8.99
Net investment income (loss)(a)	(0.02)		(0.05)	(0.08)	(0.13)		(0.12)		(0.11)
Return of capital(a)	0.13		0.32	0.40	0.46		0.40		0.41
Net realized and unrealized gains (losses)	1.32		(1.57)	(0.84)	(0.44)		(0.67)		0.26
Total from investment operations	1.43		(1.30)	(0.52)	(0.11)		(0.39)		0.56
Less:
Return of capital	(0.19)		(0.59)	(0.59)	(0.51)		(0.58)		(0.71)
Dividends from net investment income	—		—	(0.12)	(0.20)		(0.13)		—
Total distributions	(0.19)		(0.59)	(0.71)	(0.71)		(0.71)		(0.71)
Net asset value, end of period	$5.04		$3.80	$5.69	$6.92		$7.74		$8.84
Total return(b)	38.48%		(22.13)%	(8.56)%	(1.79)%		(4.97)%		6.99%
Net assets, end of period (000’s omitted)	$213,219		$186,444	$324,931	$427,772		$478,338		$517,869
Portfolio turnover rate	13%		30%	23%	24%		13%		10%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.03	%(c)	2.01%	1.96%	1.98%		1.98%		2.04%
Expense (waivers)	(0.08	)%(c)	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)	(0.12)%
With fee waiver and/or expense reimbursement, before taxes(e)	1.95	%(c)	1.94%	1.90%	1.88%		1.86%		1.92%
Deferred tax expense (benefit)(f)	—	%(c)	—%	—%	—%		(2.27)%		2.79%
With fee waivers and/or expense reimbursements, after taxes	1.95	%(c)	1.94%	1.90%	1.88%		(0.41)%		4.71%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.89	)%(c)	(1.40)%	(1.21)%	(1.79)%		(1.79)%		(1.75)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.81	)%(c)	(1.33)%	(1.15)%	(1.69)%		(1.67)%		(1.63)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		0.31%		0.30%
Ratio of net investment income (loss), after taxes	(0.81	)%(c)	(1.33)%	(1.15)%	(1.69)%		(1.36)%		(1.33)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $199,761.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.85%, 1.85%, 1.86%, 1.85%, 1.85%, and 1.90%, for the six months ended May 31, 2020, and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$4.17		$6.13	$7.56
Net investment income (loss)(b)	(0.01)		(0.04)	(0.02)
Return of capital(b)	0.14		0.35	0.22
Net realized and unrealized gains (losses)	1.46		(1.68)	(1.20)
Total from investment operations	1.59		(1.37)	(1.02)
Less:
Return of capital	(0.19)		(0.59)	(0.34)
Dividends from net investment income	—		—	(0.07)
Total distributions	(0.19)		(0.59)	(0.41)
Net asset value, end of period	$5.57		$4.17	$6.13
Total return(c)	38.91%		(21.66)%	(13.94)%
Net assets, end of period (000’s omitted)	$406		$248	$419
Portfolio turnover rate	13%		30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.53	%(d)	1.51%	1.46	%(e)
Expense (waivers)	(0.08	)%(d)	(0.07)%	(0.06	)%(e)
With fee waiver and/or expense reimbursement, before taxes(f)	1.45	%(d)	1.44%	1.40	%(e)
Deferred tax expense (benefit)(g)	—	%(d)	—%	—	%(e)
With fee waivers and/or expense reimbursements, after taxes	1.45	%(d)	1.44%	1.40	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.39	)%(d)	(0.90)%	(0.71	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.31	)%(d)	(0.83)%	(0.65	)%(e)
Deferred tax benefit (expense)(h)	—	%(d)	—%	–	%(e)
Ratio of net investment income (loss), after taxes	(0.31	)%(d)	(0.83)%	(0.65	)%(e)

(a)	Shares commenced operations after the close of business on May 24, 2019.
(b)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $329.
(e)	Annualized for less than full period.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.36% for the six months ended May 31, 2021, the year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class Y	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
			2020	2019	2018*		2017*		2016*
Per share operating data
Net asset value, beginning of period	$4.39		$6.38	$7.61	$8.37		$9.40		$9.43
Net investment income (loss)(a)	(0.00)		(0.02)	(0.01)	(0.06)		(0.03)		(0.03)
Return of capital(a)	0.15		0.37	0.45	0.46		0.40		0.41
Net realized and unrealized gains (losses)	1.54		(1.75)	(0.96)	(0.45)		(0.69)		0.30
Total from investment operations	1.69		(1.40)	(0.52)	(0.05)		(0.32)		0.68
Less:
Return of capital	(0.19)		(0.59)	(0.59)	(0.51)		(0.58)		(0.71)
Dividends from net investment income	—		—	(0.12)	(0.20)		(0.13)		—
Total distributions	(0.19)		(0.59)	(0.71)	(0.71)		(0.71)		(0.71)
Net asset value, end of period	$5.89		$4.39	$6.38	$7.61		$8.37		$9.40
Total return(b)	39.24%		(21.26)%	(7.76)%	(0.91)%		(3.90)%		7.97%
Net assets, end of period (000’s omitted)	$1,055,124		$936,181	$1,540,550	$1,679,094		$1,694,069		$1,598,012
Portfolio turnover rate	13%		30%	23%	24%		13%		10%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.03	%(c)	1.01%	0.95%	0.98%		0.98%		1.02%
Expense (waivers)	(0.08	)%(c)	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)	(0.12)%
With fee waiver and/or expense reimbursement, before taxes(e)	0.95	%(c)	0.94%	0.89%	0.88%		0.86%		0.90%
Deferred tax expense (benefit)(f)	—	%(c)	—%	—%	—%		(2.27)%		2.79%
With fee waivers and/or expense reimbursements, after taxes	0.95	%(c)	0.94%	0.89%	0.88%		(1.41)%		3.69%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.11	%(c)	(0.40)%	(0.20)%	(0.79)%		(0.79)%		(0.73)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.19	%(c)	(0.33)%	(0.14)%	(0.69)%		(0.67)%		(0.61)%
Deferred tax benefit (expense)(g)	—	%(c)	—%	—%	—%		0.31%		0.30%
Ratio of net investment income (loss), after taxes	0.19	%(c)	(0.33)%	(0.14)%	(0.69)%		(0.36)%		(0.31)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,012,820 .
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85%, and 0.88%, for the six months ended May 31, 2021, and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class R5	Six Months Ended May 31, 2021 (Unaudited)		Year ended November 30, 2020	Period ended November 30, 2019(a)
Per share operating data
Net asset value, beginning of period	$4.21		$6.15	$7.56
Net investment income (loss) (b)	0.01		(0.01)	(0.00	)(c)
Return of capital(b)	0.14		0.35	0.22
Net realized and unrealized gains (losses)	1.48		(1.69)	(1.22)
Total from investment operations	1.63		(1.35)	(1.00)
Less:
Return of capital	(0.19)		(0.59)	(0.34)
Dividends from net investment income	—		—	(0.07)
Total distributions	(0.19)		(0.59)	(0.41)
Net asset value, end of period	$5.65		$4.21	$6.15
Total return(d)	39.51%		(21.24)%	(13.67)%
Net assets, end of period (000’s omitted)	$8		$6	$8
Portfolio turnover rate	13%		30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.88	%(e)	0.87%	0.84	%(f)
Expense (waivers)	—	%(e)	—%	—	%(f)
With fee waiver and/or expense reimbursement, before taxes(g)	0.88	%(e)	0.87%	0.84	%(f)
Deferred tax expense (benefit)(h)	—	%(e)	—%	—	%(f)
With fee waivers and/or expense reimbursements, after taxes	0.88	%(e)	0.87%	0.84	%(f)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.26	%(e)	(0.26)%	(0.09	)%(f)
Net of expense (waivers) and before deferred tax benefit (expense)	0.26	%(e)	(0.26)%	(0.09	)%(f)
Deferred tax benefit (expense)(i)	—	%(e)	—%	—	%(f)
Ratio of net investment income (loss), after taxes	0.26	%(e)	(0.26)%	(0.09	)%(f)

(a)	Shares commenced operations after the close of business on May 24, 2019.
(b)

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Less than $(0.005).
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7.
(f)	Annualized for less than full period.
(g)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.75%, 0.78%, and 0.80% for the six months ended May 31, 2021, the year ended November 30, 2020 and the period ended November 30, 2019, respectively.

(h)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(i)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2021 (Unaudited)		Years Ended November 30,
Class R6			2020	2019(a)		2018*	2017*	2016*
Per share operating data
Net asset value, beginning of period	$4.42		$6.42	$7.64		$8.39	$9.43	$9.44
Net investment income (loss)(b)	0.01		(0.01)	(0.00	)(c)	(0.05)	(0.03)	(0.02)
Return of capital(b)	0.15		0.37	0.42		0.46	0.40	0.41
Net realized and unrealized gains (losses)	1.55		(1.77)	(0.93)		(0.45)	(0.70)	0.31
Total from investment operations	1.71		(1.41)	(0.51)		(0.04)	(0.33)	0.70
Less:
Return of capital	(0.19)		(0.59)	(0.59)		(0.51)	(0.58)	(0.71)
Dividends from net investment income	—		—	(0.12)		(0.20)	(0.13)	—
Total distributions	(0.19)		(0.59)	(0.71)		(0.71)	(0.71)	(0.71)
Net asset value, end of period	$5.94		$4.42	$6.42		$7.64	$8.39	$9.43
Total return(d)	39.44%		(21.29)%	(7.59)%		(0.78)%	(3.99)%	8.19%
Net assets, end of period (000’s omitted)	$324,270		$424,900	$810,225		$702,381	$466,851	$313,325
Portfolio turnover rate	13%		30%	23%		24%	13%	10%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes(f)	0.88	%(e)	0.88%	0.81%		0.81%	0.79%	0.81%
Deferred tax expense (benefit)(g)	—	%(e)	—%	—%		—%	(2.27)%	2.79%
With fee waivers and/or expense reimbursements, after taxes	0.88	%(e)	0.88%	0.81%		0.81%	(1.48)%	3.60%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.26	%(e)	(0.27)%	(0.06)%		(0.62)%	(0.60)%	(0.52)%
Deferred tax benefit (expense)(h)	—	%(e)	—%	—%		—%	0.31%	0.30%
Ratio of net investment income (loss), after taxes	0.26	%(e)	(0.27)%	(0.06)%		(0.62)%	(0.29)%	(0.22)%

*

The financial highlights for the years ended November 30, 2018, 2017 and 2016 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.

(a)	Steelpath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income/(loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Rounds to less than $(0.005).
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $390,361.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.79%, 0.79%, 0.77%, 0.78%, 0.78%, and 0.79%, for the six months ended May 31, 2021 and years ended November 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements

May 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

17                         Invesco SteelPath MLP Select 40 Fund

bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships — The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

18                         Invesco SteelPath MLP Select 40 Fund

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2021, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.9 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2021:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(126,500,811)
State	(11,445,311)
Valuation allowance	137,946,122
Total deferred tax (expense) benefit	$—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(127,410,156)	(21.00)%
State income taxes net of federal	(11,527,584)	(1.90)%
Effect of permanent differences	991,618	0.16%
Change in valuation allowance	137,946,122	22.74%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2021, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 22.90% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2021, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

19                         Invesco SteelPath MLP Select 40 Fund

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the period ended May 31, 2021.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2021 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$79,943,142
Net operating loss carryforward (tax basis) — State	8,037,424
Excess business interest expense carryforward	673,594
Capital loss carryforward (tax basis)	107,665,710
Book to tax differences—income recognized from MLPs	1,974,746
Organizational Costs	1,887
Valuation allowance	(83,346,081)
Total deferred tax asset	$114,950,422

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(114,950,422)
Total deferred tax liability	(114,950,422)
Total net deferred tax asset (liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2021, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2034	$5,702,089
11/30/2035	153,875,403
11/30/2036	116,663,848
11/30/2037	10,613,012
11/30/2038	52,935
Total expiring net operating loss carryforwards	$286,907,287
Total non-expiring net operating loss carryforwards	$93,774,342
Total net operating loss carryforwards	$380,681,629

At May 31, 2021, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2021	$29,454,428
11/30/2024	39,127,181
11/30/2025	319,900,046
11/30/2026	81,674,286
Total	$470,155,941

20                         Invesco SteelPath MLP Select 40 Fund

At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,387,727,500
Gross Unrealized Appreciation	629,287,311
Gross Unrealized Depreciation	(127,220,458)
Net Unrealized Appreciation on Investments	$502,066,853

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

COVID-19 Risk — The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

For the six months ended May 31, 2021, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’saverage daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that

21                         Invesco SteelPath MLP Select 40 Fund

the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended May 31, 2021, the Adviser contractually reimbursed class level expenses of $98,850, $77,709, $129 and $393,640 for Class A, Class C, Class R and Class Y, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative service fees . Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2021, IDI advised the Fund that IDI retained $51,802 in front-end sales commissions from the sale of Class A shares and $132 and $13,835 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2021, the Fund incurred $6,650 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

22                         Invesco SteelPath MLP Select 40 Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended May 31, 2021:

	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Return of capital distributions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2021
Preferred Master Limited Partnerships Investments and Related Entities	$40,260,000	$—	$(40,300,000)	$(185,777)	$19,437,757	$(19,211,980)	$—	$—	$—

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six months ended May 31, 2021 the Fund engaged in transactions with affiliates as listed: Securities purchases of $3,294,000 and securities sales of $52,000,443, which resulted in net realized losses of $(5,478,983).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Funds, and which will expire on September 29, 2021. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2021 was $236,640,357 and $630,145,674 respectively.

23                         Invesco SteelPath MLP Select 40 Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2020(a)		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	7,927,932	$37,915,062	24,412,509	$110,284,492
Class C	3,293,023	13,977,898	10,655,279	48,744,718
Class R	16,349	80,234	45,434	200,458
Class Y	37,986,224	198,199,135	194,441,051	844,337,632
Class R6	5,072,191	25,629,455	83,127,250	358,039,647

Issued as reinvestment of dividends:
Class A	1,165,271	5,752,553	4,106,418	16,866,021
Class C	1,178,174	5,251,892	4,811,865	18,292,137
Class R	2,505	12,347	9,165	37,880
Class Y	4,523,584	23,369,359	21,486,582	92,195,553
Class R6	1,772,298	9,122,807	11,036,954	48,394,600

Automatic Conversion of class C shares to class A shares:
Class A	3,519,690	17,153,905	808,571	3,281,322
Class C	(3,893,216)	(17,153,905)	(883,848)	(3,281,322)

Reacquired:
Class A	(9,009,459)	(43,223,227)	(29,774,042)	(136,674,150)
Class C	(7,390,643)	(31,388,312)	(22,645,178)	(96,788,366)
Class R	(5,427)	(26,952)	(63,443)	(261,276)
Class Y	(76,730,308)	(393,888,938)	(243,970,914)	(1,100,536,077)
Class R6	(48,344,750)	(252,017,883)	(124,325,347)	(571,250,970)
Net increase (decrease) in share activity	(78,916,562)	$(401,234,570)	(66,721,694)	$(368,117,701)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         Invesco SteelPath MLP Select 40 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2020 through May 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (12/1/2020)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (05/31/2021)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2021)	Epenses Paid During Period[2]
Class A	$1,000.00	$1,393.00	$7.16	$1,019.00	$6.04	1.20%
Class C	1,000.00	1,384.80	11.59	1,015.30	9.80	1.95
Class R	1,000.00	1,389.10	8.64	1,017.80	7.29	1.45
Class Y	1,000.00	1,392.40	5.67	1,020.30	4.79	0.95
Class R5	1,000.00	1,395.10	5.25	1,020.60	4.43	0.88
Class R6	1,000.00	1,394.40	5.25	1,020.60	4.43	0.88

[1]

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2020 through May 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses..

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

25                         Invesco SteelPath MLP Select 40 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

• Fund reports and prospectuses

• Quarterly statements

• Daily confirmations

• Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. O-SPMS40-SAR-1

Item 2.  Code of Ethics.

Not applicable for a semi-annual report

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

As of July 23, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 23, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 6, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 6, 2021